UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Limited Duration Income

Fund (EVV)

Annual Report

March 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report March 31, 2015

Eaton Vance

Limited Duration Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Report of Independent Registered Public Accounting Firm	57

Federal Tax Information	58

Annual Meeting of Shareholders	59

Dividend Reinvestment Plan	60

Management and Organization	62

Important Notices	65

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended March 31, 2015, U.S. corporate credit rallied and interest rates broadly declined due to several key factors, most notably actions by major central banks around the globe in reaction to diverging economic trends.

In the U.S., economic data generally improved during the 12-month period. Consequently, the Federal Reserve (the Fed) ended bond purchases as part of its quantitative easing program in October 2014. Further downward pressure on U.S. rates came from the Fed’s surprisingly dovish stance at its March 2015 meeting, regarding when it would finally begin raising the fed funds rate. As a result, at the end of the 12-month period the consensus view on the timing of the expected rate hike had moved from June to September 2015 or beyond.

While the U.S. economy continued to experience moderate but below-trend growth and low inflation, fixed-income investors became increasingly concerned about declining growth and inflation expectations in the eurozone, Japan and China. Additional stimulus announcements from central banks in troubled developed markets, namely Europe and Japan, resulted in a positive environment for risk assets as well as broad U.S. dollar strength.

Against this backdrop, the U.S. Treasury yield curve flattened and U.S. credit spreads generally narrowed. As investors searched for yield in a low-interest-rate environment, longer dated and lower credit quality8 bonds were the best performers. Importantly, commodity prices fell sharply during the second half of the period, driven by weakness in energy.

Fund Performance

For the 12-month period ended March 31, 2015, Eaton Vance Limited Duration Income Fund (the Fund) had total returns of 4.73% at net asset value (NAV) and 2.47% at market price.

The leading driver of the Fund’s return during the period was its investment in agency mortgage-backed securities (MBS). Overall, the Fund received a benefit from its use of leverage6 during the 12-month period. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV and market price).

The Fund’s high-yield bond investments outperformed the high-yield market, as measured by BofA Merrill Lynch U.S. High Yield Index2 (High Yield Index). Performance of the Fund’s high-yield bond investments was primarily driven by credit selection, with energy and metals/mining among the top performing sectors. Performance in the energy sector continued to benefit from a focus on high quality, low cost exploration and production companies, lack of exposure to offshore drillers and underweight in energy services. Performance in metals/mining was boosted by the Fund’s lack of exposure to unsecured iron ore and coal bonds. Credit selection in B and CCC-rated bonds aided relative performance with respect to credit quality. An overweight position in shorter duration9 bonds with a duration between zero and two years and an underweight position in bonds with a duration of over ten years slightly impaired performance.

The Fund’s investments in seasoned agency MBS outperformed the Treasury market, as measured by the BofA Merrill Lynch 1-10 Year U.S. Treasury Index. Despite declining Treasury yields and lower mortgage rates during the period, MBS prepayment speeds remained relatively muted, causing agency MBS spreads to tighten relative to treasuries.

The Fund’s floating-rate loan investments outperformed the loan market, as measured by the S&P/LSTA Leveraged Loan Index (Loan Index). The Fund’s bank loan holdings were overweight BB-rated securities, which outperformed the Loan Index. Also, Fund bank loan performance was enhanced by market underweights in oil and gas as well as utilities, as both sectors underperformed the Loan Index. An overweight to health care also contributed to performance, as this sector outperformed the Loan Index. On the other hand, being underweight in telecom — which outperformed the Loan Index — and being overweight in steel — which underperformed the Loan Index — hurt performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Performance3

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Michael W. Weilheimer, CFA, Catherine McDermott, Andrew Szczurowski, CFA, and
Eric A. Stein, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	05/30/2003	4.73%	7.81%	7.53%
Fund at Market Price	—	2.47	6.21	6.70

% Premium/Discount to NAV[4]
				–10.12%

Distributions[5]
Total Distributions per share for the period				$1.220
Distribution Rate at NAV				7.62%
Distribution Rate at Market Price				8.48%

% Total Leverage[6]
Auction Preferred Shares (APS)				8.66%
Borrowings				30.22

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index of Treasury securities with maturities ranging from 1 to 10 years. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[6]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[7]	Asset Allocation as a percentage of the Fund’s net assets amounted to 161.3%

[8]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[9]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

4

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments

Senior Floating-Rate Interests — 55.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.7%
Atlantic Aviation FBO, Inc.
Term Loan, 3.25%, Maturing June 1, 2020	787	$785,465
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	711	711,221
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	242	243,316
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	172	172,298
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	237	189,295
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	4,851	4,614,968
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	322	322,415
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,867	2,866,455
Term Loan, 3.75%, Maturing June 4, 2021	2,432	2,431,119

		$12,336,552

Air Transport — 0.1%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	3,075	$2,813,010

		$2,813,010

Automotive — 2.0%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	528	$529,364
Allison Transmission, Inc.
Term Loan, 2.93%, Maturing August 7, 2017	272	272,096
Term Loan, 3.50%, Maturing August 23, 2019	4,777	4,784,607
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	5,731	5,734,261
Term Loan, 3.25%, Maturing December 31, 2018	2,747	2,746,679
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	1,836	1,834,518
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,312	1,314,210
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	5,199	5,191,077
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	5,646	5,703,172

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	3,439	$3,461,190
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	3,126	3,128,979
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	904	905,110
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	1,414	1,414,092

		$37,019,355

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	1,024	$993,037
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	965,000

		$1,958,037

Brokerage / Securities Dealers / Investment Houses — 0.0%(4)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	418	$418,932
Astro AB Borrower, Inc.
Term Loan, Maturing March 3, 2022(2)	400	403,000

		$821,932

Building and Development — 0.7%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,551	$1,547,982
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,932	1,941,001
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	763	753,197
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,990	1,984,870
Headwaters, Inc.
Term Loan, 4.50%, Maturing March 24, 2022	250	251,406
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,158	1,158,772
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,887	1,878,321
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	1,600	1,600,859
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	486	487,946

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		676	$676,038

			$12,280,392

Business Equipment and Services — 4.8%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021		4,439	$4,481,710
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		2,213	1,626,531
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		569	569,250
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		858	811,487
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		1,086	1,081,895
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		974	964,294
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		489	488,048
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		752	745,466
ClientLogic Corporation
Term Loan, 7.50%, Maturing January 30, 2017		1,171	1,165,240
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		1,262	1,263,007
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		468	468,534
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		2,031	1,954,969
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020		466	430,775
Term Loan, 8.50%, Maturing July 2, 2020		776	634,520
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,653	4,678,992
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		2,514	2,522,154
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		660	660,563
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		955	957,632
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		146	145,414
Term Loan, 4.00%, Maturing November 6, 2020		570	568,435
Term Loan, 4.75%, Maturing November 6, 2020	CAD	815	620,720

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		2,639	$2,648,065
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		2,120	2,124,872
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		3,715	3,710,920
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,551	1,566,889
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,485	1,609,388
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		1,000	989,375
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,430	3,428,263
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		5,120	5,136,771
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,396	2,462,131
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		1,619	1,558,047
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,778	1,782,348
National CineMedia, LLC
Term Loan, 2.93%, Maturing November 26, 2019		575	569,106
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		741	745,717
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		7,063	7,083,067
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		1,323	1,320,129
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		500	491,250
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		696	696,899
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		3,184	3,192,610
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 28, 2017		180	180,117
Term Loan, 4.00%, Maturing March 8, 2020		8,826	8,856,716
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,106	1,107,243
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		5,495	5,501,368
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		1,571	1,587,362

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		392	$392,490
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		5,434	5,430,605

			$91,011,384

Cable and Satellite Television — 1.4%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		813	$811,043
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		5,080	5,093,066
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		367	366,512
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		261	259,758
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,130	1,123,873
Term Loan, 3.75%, Maturing June 30, 2021		1,166	1,158,899
Mediacom Illinois, LLC
Term Loan, 3.15%, Maturing October 23, 2017		976	975,214
Term Loan, 3.75%, Maturing June 30, 2021		647	646,071
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,365	1,370,726
Term Loan, 4.50%, Maturing May 21, 2020		1,578	1,584,405
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		2,054	2,044,072
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		4,941	4,941,266
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,800	2,676,170
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	508	546,992
Term Loan, 3.75%, Maturing January 15, 2022	EUR	789	849,085
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,428	1,536,858

			$25,984,010

Chemicals and Plastics — 2.8%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		1,199	$1,203,231
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		622	624,299
Aruba Investments, Inc.
Term Loan, 5.25%, Maturing February 2, 2022		375	378,281

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		4,061	$4,042,811
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		875	877,390
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		524	526,961
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		672	673,024
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		725	712,313
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021		198	197,735
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021		1,195	1,196,136
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,090	2,092,122
Huntsman International, LLC
Term Loan, 2.72%, Maturing April 19, 2017		2,079	2,080,133
Term Loan, 3.75%, Maturing August 12, 2021		2,544	2,561,112
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		7,889	7,856,866
Term Loan, 4.25%, Maturing March 31, 2022	EUR	525	564,330
Term Loan, 4.25%, Maturing March 31, 2022		850	851,594
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		396	398,228
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,630	1,639,332
Term Loan, 4.75%, Maturing June 7, 2020		773	779,247
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 9, 2021		2,403	2,419,243
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		746	750,603
Term Loan, 5.00%, Maturing July 25, 2021	EUR	1,269	1,379,094
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		2,271	2,210,210
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	932,500
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		591	588,756
Term Loan, 5.50%, Maturing June 7, 2020	CAD	1,938	1,516,591
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		3,226	3,218,053
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		398	397,627
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,294	1,399,877

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		90	$90,336
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		509	511,905
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,400	1,399,187
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		2,452	2,455,653
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,867	3,868,272
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		309	307,894

			$52,700,946

Conglomerates — 0.5%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,760	$2,629,022
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,365	3,095,997
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	1,308	1,415,471
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		2,413	2,417,172
Term Loan, 5.01%, Maturing December 17, 2019	CAD	407	319,918

			$9,877,580

Containers and Glass Products — 1.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,548	$2,544,976
Term Loan, 3.75%, Maturing January 6, 2021		5,670	5,680,033
Crown Americas, LLC
Term Loan, 4.00%, Maturing October 22, 2021		1,970	1,991,455
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,950	1,967,047
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		546	544,510
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		371	370,660
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		4,944	4,968,708
TricorBraun, Inc.
Term Loan, 4.01%, Maturing May 3, 2018		624	624,115

			$18,691,504

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.2%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021		802	$806,294
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,455	1,456,205
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,572	2,487,857

			$4,750,356

Drugs — 1.4%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,171	$1,174,027
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		756	765,070
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		1,166	1,162,543
Term Loan, 4.50%, Maturing March 11, 2021	EUR	1,322	1,428,884
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		520	520,854
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		956	958,184
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		1,493	1,493,966
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		2,189	2,189,102
Salix Pharmaceuticals Ltd.
Term Loan, 5.50%, Maturing January 2, 2020		891	891,572
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		1,614	1,615,192
Term Loan, 3.50%, Maturing December 11, 2019		3,432	3,434,876
Term Loan, 3.50%, Maturing August 5, 2020		4,646	4,649,962
Term Loan, Maturing March 10, 2022(2)		1,973	1,984,903
Term Loan, Maturing March 13, 2022(2)		2,577	2,591,401
VWR Funding, Inc.
Term Loan, 3.43%, Maturing April 3, 2017		990	991,723

			$25,852,259

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		5,215	$5,168,935
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		1,079	1,085,276

			$6,254,211

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 5.2%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	763	$764,329
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	1,521	1,458,439
Applied Systems, Inc.
Term Loan, 4.29%, Maturing January 25, 2021	1,136	1,137,470
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	6,714	6,735,977
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019	493	493,015
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	3,975	4,079,344
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	941	937,561
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	448	449,429
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	349	350,689
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	2,314	2,166,042
Dell, Inc.
Term Loan, 3.75%, Maturing October 29, 2018	1,250	1,254,287
Term Loan, 4.50%, Maturing April 29, 2020	11,926	12,013,331
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	2,610	2,611,960
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	542	541,888
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	2,022	2,033,572
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	733	731,845
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	1,021	1,024,441
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	2,961	2,971,127
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	5,070	5,096,598
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	516	519,827
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	8,627	8,562,714
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	700	699,562
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	670	677,056

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,500	$1,494,063
Term Loan, 5.25%, Maturing November 19, 2021	1,324	1,327,114
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,885	2,894,543
MH Sub I, LLC
Term Loan, 5.00%, Maturing July 8, 2021	1,142	1,144,003
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,333	1,333,965
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	2,561	2,554,597
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	597	591,388
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	916	898,580
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	300	292,500
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	431	433,049
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,500	1,505,625
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,164	5,094,830
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	263	264,840
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	916	920,519
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	517	521,786
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	2,910	2,880,544
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	666	662,297
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,737	1,738,786
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	1,141	1,132,815
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,521	1,533,476
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	1,130	1,137,737
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	2,138	2,150,415
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,984	1,986,882

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,782	$1,773,628
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	934	933,830
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,810	2,845,951

		$97,358,266

Equipment Leasing — 0.4%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	3,275	$3,284,006
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	4,712	4,722,466

		$8,006,472

Financial Intermediaries — 2.2%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	769	$769,218
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,000	1,002,500
CITGO Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,211	3,211,585
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	1,613	1,596,447
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2017	1,000	1,000,729
Term Loan, 3.67%, Maturing March 24, 2018	4,100	4,102,989
Term Loan, 3.67%, Maturing September 24, 2018	4,650	4,654,069
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,577	1,564,839
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	3,600	3,618,089
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	535	535,323
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	924	915,834
Home Loan Servicing Solutions Ltd.
Term Loan, 4.50%, Maturing June 26, 2020	1,228	1,204,299
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	3,938	3,942,443
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	648	644,489
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	498	500,626

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020		1,521	$1,439,678
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		173	174,107
Term Loan, 6.25%, Maturing September 4, 2018		911	915,681
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		4,398	4,292,540
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		1,954	1,953,623
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		1,279	1,268,411
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		864	866,223
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		2,059	1,896,166

			$42,069,908

Food Products — 2.2%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		4,319	$4,331,585
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,365	1,363,957
Charger OpCo B.V.
Term Loan, 3.50%, Maturing June 30, 2021	EUR	950	1,029,149
Term Loan, 3.50%, Maturing July 23, 2021		2,875	2,869,609
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		1,032	1,033,345
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,711	1,631,611
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		248	247,758
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		2,099	2,100,479
H.J. Heinz Company
Term Loan, 3.25%, Maturing June 5, 2020		7,701	7,716,261
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		1,114	1,108,181
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		2,667	2,671,537
Term Loan, 3.75%, Maturing September 18, 2020		1,970	1,973,694
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		9,496	9,385,969
Onex Wizard US Acquisition, Inc.
Term Loan, 5.25%, Maturing March 13, 2022		1,550	1,567,196

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		837	$835,007
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		1,419	1,424,993

			$41,290,331

Food Service — 1.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		8,648	$8,744,447
Aramark Services, Inc.
Term Loan, 3.67%, Maturing July 26, 2016		137	136,411
Term Loan, 3.67%, Maturing July 26, 2016		246	245,023
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		346	347,191
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(3)		118	94,480
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		965	955,477
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,154	1,142,796
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	1,287	1,387,924
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,491	2,498,913
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		679	669,664
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		629	627,827
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		905	885,652
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		319	318,315
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		7,688	7,698,357
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,546	4,063,053
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		2,049	2,051,920

			$31,867,450

Food / Drug Retailers — 1.0%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019		2,975	$2,997,544
Term Loan, 5.50%, Maturing August 25, 2021		1,200	1,211,333

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019	1,364	$1,373,664
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	6,360	6,324,134
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	1,393	1,398,224
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	550	555,271
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	4,238	4,256,195

		$18,116,365

Health Care — 6.3%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	299	$302,617
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	1,393	1,399,965
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	3,332	3,344,733
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,400	1,397,445
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019	1,976	1,987,045
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	794	796,978
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	5,252	5,278,612
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	514	517,144
Auris Luxembourg III S.a.r.l.
Term Loan, 5.50%, Maturing January 17, 2022	1,000	1,011,250
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017	5,786	5,785,800
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	618	617,057
Capella Healthcare, Inc.
Term Loan, 5.25%, Maturing December 31, 2021	998	1,006,228
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	597	600,716
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	177	177,327
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	2,198	2,206,643

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Community Health Systems, Inc.
Term Loan, 3.43%, Maturing December 31, 2018	1,919	$1,921,404
Term Loan, 4.25%, Maturing January 27, 2021	8,360	8,410,678
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016	1,390	1,395,567
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,343	1,346,610
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	4,218	4,233,568
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017	1,425	1,430,080
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	4,223	4,242,245
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	523	524,862
Term Loan, 4.25%, Maturing August 30, 2020	1,765	1,770,411
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.18%, Maturing February 27, 2021	6,237	6,238,173
Hologic, Inc.
Term Loan, 3.25%, Maturing August 1, 2019	1,177	1,179,672
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	3,245	3,256,071
Impax Laboratories, Inc.
Term Loan, 5.50%, Maturing December 2, 2020	1,050	1,058,860
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 11, 2019	1,259	1,196,109
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	3,116	3,131,289
Term Loan, 7.75%, Maturing May 15, 2018	1,249	1,249,921
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,960	1,972,031
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	6,757	6,783,336
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,459	2,378,813
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	2,005	2,002,422
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	408	407,308
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	4,243	4,281,833
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	1,310	1,162,977
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	953	845,488

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	693	$694,516
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	3,784	3,802,618
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,148	2,152,415
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	4,169	4,136,911
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	3,470	3,475,084
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	1,705	1,708,185
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	1,879	1,883,524
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	2,012	2,022,117
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	1,385	1,401,416
Select Medical Corporation
Term Loan, 3.01%, Maturing December 20, 2016	217	217,768
Term Loan, 3.75%, Maturing June 1, 2018	1,183	1,184,266
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,400	1,397,857
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	1,496	1,466,325
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	1,780	1,780,069
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	2,193	2,199,152

		$118,371,511

Home Furnishings — 0.3%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	322	$320,744
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,459	3,469,857
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020	2,150	2,155,344

		$5,945,945

Industrial Equipment — 1.7%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018	368	$369,282

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,323	$1,301,088
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		750	756,562
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,350	1,367,357
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,006,667
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,142	2,037,534
Term Loan, 4.75%, Maturing July 30, 2020	EUR	468	491,225
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		1,801	1,798,707
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,657	3,653,360
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		900	883,500
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		1,893	1,876,789
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		876	879,725
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		833	835,981
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		6,526	6,536,112
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,555	1,546,437
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		396	390,060
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		847	850,204
Terex Corporation
Term Loan, 4.00%, Maturing August 13, 2021	EUR	2,090	2,256,846
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		631	630,615
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		569	568,094
Wittur GmbH
Term Loan, Maturing February 10, 2022(2)	EUR	1,100	1,170,314

			$31,206,459

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance — 1.9%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	3,197	$3,200,314
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	5,016	5,057,022
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	10,159	10,205,696
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	1,375	1,384,453
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	1,574	1,479,995
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018	4,730	4,744,688
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	2,392	2,349,751
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	572	556,464
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	3,522	3,498,076
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	3,872	3,852,674

		$36,329,133

Leisure Goods / Activities / Movies — 2.0%
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020	1,646	$1,642,602
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	2,000	1,975,000
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	4,582	4,583,239
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	220	220,717
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	2,442	2,458,324
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	183	183,460
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,186	1,194,479
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	1,718	1,728,804
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	410	409,411
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	993	993,267
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	6,973	6,957,155

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021		1,861	$1,863,264
Regal Cinemas, Inc.
Term Loan, 2.71%, Maturing August 23, 2017		869	869,203
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		1,417	1,420,476
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		2,307	2,253,577
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)		551	35,250
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		2,103	2,102,674
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		1,538	1,299,211
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,157	1,131,913
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		3,446	3,432,077

			$36,754,103

Lodging and Casinos — 2.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		1,553	$1,568,866
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		3,607	3,578,319
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		975	976,219
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		559	560,660
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)		1,594	1,465,220
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		2,523	2,536,062
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,100	3,127,125
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 27, 2018	GBP	2,775	4,132,975
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		176	177,270
Term Loan, 5.50%, Maturing November 21, 2019		411	413,629
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		7,610	7,628,381

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021	1,348	$1,353,729
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	6,378	6,367,201
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	790	791,433
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	591	590,446
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021	868	875,131
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	4,148	4,163,053
Term Loan, 6.00%, Maturing October 1, 2021	1,147	1,151,267

		$41,456,986

Nonferrous Metals / Minerals — 0.8%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	907	$635,683
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	3,016	2,341,378
Dynacast International, LLC
Term Loan, 5.25%, Maturing January 28, 2022	775	780,319
Fairmount Minerals Ltd.
Term Loan, 3.81%, Maturing March 15, 2017	493	450,432
Term Loan, 4.50%, Maturing September 5, 2019	2,487	2,197,997
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	1,807	1,783,714
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,019	952,298
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	3,224	3,225,318
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	502	482,009
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	925	770,063
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	475,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	3,138	1,917,676

		$16,011,887

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 2.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	2,705	$2,398,445
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	3,150	2,953,125
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,966	1,922,212
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	2,444	2,432,675
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,294	1,281,104
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	997	945,473
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,393	1,160,369
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	2,200	2,174,333
Term Loan, 4.00%, Maturing December 2, 2019	525	524,016
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,306	1,224,258
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	875	643,946
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,411	1,043,955
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	6,645	6,378,176
Obsidian Holdings, LLC
Term Loan, 6.75%, Maturing November 2, 2015	396	393,313
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	502	500,198
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	1,119	761,309
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,900	1,002,250
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	5,662	4,514,179
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	697	612,223
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	47	41,440
Term Loan, 4.25%, Maturing December 16, 2020	126	111,116
Term Loan, 4.25%, Maturing December 16, 2020	905	798,779
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	259	242,382
Term Loan, 4.25%, Maturing October 1, 2019	424	396,823
Term Loan, 4.25%, Maturing October 1, 2019	3,203	2,994,704

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	521	$496,312
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	72	72,225
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	478	480,764
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,226	1,129,038

		$39,629,142

Publishing — 1.4%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	1,679	$1,685,832
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	9,017	7,626,498
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	2,084	2,096,951
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	8,567	8,095,725
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	839	847,191
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	735	742,071
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	421	419,348
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(6)	582	470,359
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	763	768,782
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	898	900,930
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	2,290	2,295,026
Term Loan, Maturing August 14, 2020(2)	400	400,000

		$26,348,713

Radio and Television — 1.3%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	568	$549,586
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	597	594,761
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021	299	299,619

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Clear Channel Communications, Inc.
Term Loan, 6.93%, Maturing January 30, 2019		566	$539,947
Term Loan, 7.68%, Maturing July 30, 2019		1,682	1,626,194
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		5,477	5,391,692
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		418	419,045
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		1,220	1,210,855
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		334	334,029
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		1,765	1,773,769
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		934	933,586
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		1,059	1,058,701
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		893	886,068
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		515	511,859
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		1,187	1,141,951
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		825	734,250
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,590	6,587,037

			$24,592,949

Retailers (Except Food and Drug) — 3.2%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,880	$2,885,146
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	475	698,523
Term Loan, 4.31%, Maturing April 28, 2020	GBP	375	553,076
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		3,151	3,147,718
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing August 13, 2021		632	637,854
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,617	2,595,379
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		669	651,535

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Dollar Tree, Inc.
Term Loan, 4.25%, Maturing March 9, 2022		3,525	$3,566,309
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		707	694,840
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,262	1,271,055
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		1,633	1,639,377
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,821	3,555,557
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		3,877	3,862,788
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,891	1,899,363
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		3,955	3,958,094
Term Loan, 4.00%, Maturing January 28, 2020		1,318	1,321,788
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		5,407	5,394,718
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,615	2,614,213
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		489	489,055
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,384	2,387,455
PetSmart, Inc.
Term Loan, 5.00%, Maturing March 11, 2022		5,900	5,950,286
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		297	263,587
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		670	661,563
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		2,711	2,738,489
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		668	654,885
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,972	1,965,802
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,444	2,337,135
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(7)	EUR	780	800,394
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	1,207	596,769

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Wilton Brands, LLC
Term Loan, 7.55%, Maturing August 30, 2018	582	$558,201

		$60,350,954

Steel — 0.6%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	8,518	$7,723,777
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	1,340	1,337,001
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	2,128	2,110,662
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	642	588,920

		$11,760,360

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018	3,217	$3,210,905
Term Loan, 3.75%, Maturing March 11, 2018	1,000	991,875
Term Loan, 4.00%, Maturing March 11, 2018	2,908	2,910,790
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	2,079	1,881,495
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	1,559	1,566,072

		$10,561,137

Telecommunications — 1.5%
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 23, 2020	441	$437,968
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017	500	501,244
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	10,100	10,073,488
IPC Systems, Inc.
Term Loan, 6.50%, Maturing August 6, 2021	1,700	1,713,813
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,400	2,275,587
Term Loan, 4.00%, Maturing April 23, 2019	2,841	2,694,387
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	5,797	5,793,374
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	975	974,054
Term Loan, 3.50%, Maturing January 23, 2020	3,519	3,521,199

		$27,985,114

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 1.3%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,228	$1,213,733
Term Loan, 3.25%, Maturing January 31, 2022	1,232	1,222,950
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	987	990,467
Term Loan, 4.00%, Maturing April 1, 2018	2,544	2,554,423
Term Loan, 4.00%, Maturing October 9, 2019	4,778	4,796,744
Term Loan, 4.00%, Maturing October 30, 2020	469	470,492
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	2,149	2,155,177
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	650	651,043
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	471	473,992
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 31, 2019	1,503	1,503,458
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	143	145,086
Term Loan, 5.00%, Maturing December 19, 2021	3,249	3,289,170
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	682	683,641
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	746	738,773
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	41	40,703
Term Loan, 4.25%, Maturing May 6, 2020	764	760,346
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,820	1,846,228
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	518	518,113

		$24,054,539

Total Senior Floating-Rate Interests (identified cost $1,073,418,458)		$1,052,419,252

Corporate Bonds & Notes — 60.5%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.6%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	2,415	$2,064,825
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21	2,025	2,187,000

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense (continued)
Orbital ATK, Inc.
5.25%, 10/1/21(9)	1,515	$1,545,300
TransDigm, Inc.
7.50%, 7/15/21	460	496,800
6.00%, 7/15/22	2,850	2,860,687
6.50%, 7/15/24	2,785	2,812,850

		$11,967,462

Agriculture — 0.0%(4)
Lorillard Tobacco Co.
7.00%, 8/4/41	260	$338,274

		$338,274

Automotive — 1.8%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	660	$683,100
FCA US, LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19	2,095	2,207,606
8.25%, 6/15/21	12,345	13,753,688
Ford Motor Co.
6.625%, 10/1/28	1,000	1,288,052
General Motors Financial Co., Inc.
2.75%, 5/15/16	3,070	3,110,017
4.75%, 8/15/17	1,615	1,707,556
4.25%, 5/15/23	960	996,922
Jaguar Land Rover Automotive PLC
4.25%, 11/15/19(9)	1,255	1,295,788
Navistar International Corp.
8.25%, 11/1/21	3,190	3,114,237
Schaeffler Holding Finance B.V.
6.875%, 8/15/18(9)(10)	2,785	2,920,769
6.75%, 11/15/22(9)(10)	2,330	2,528,050

		$33,605,785

Banks and Thrifts — 0.5%
Banco do Brasil SA
9.00% to 6/18/24, 6/29/49(9)(11)	880	$762,810
Credit Suisse Group AG
6.25% to 12/18/24, 12/29/49(9)(11)	1,532	1,509,786
First Niagara Financial Group, Inc.
7.25%, 12/15/21	945	1,056,646
HSBC Bank USA NA
4.875%, 8/24/20	900	1,011,362

Security	Principal Amount* (000’s omitted)	Value

Banks and Thrifts (continued)
Morgan Stanley
4.35%, 9/8/26	800	$839,746
Societe Generale SA
8.25% to 11/29/18, 12/31/49(11)(12)	2,645	2,816,925
Standard Chartered PLC
5.20%, 1/26/24(9)	1,662	1,806,135
Zions Bancorporation
6.00%, 9/15/15	67	68,219

		$9,871,629

Beverage and Tobacco — 0.4%
Anheuser-Busch InBev Finance, Inc.
4.625%, 2/1/44	750	$834,864
Constellation Brands, Inc.
6.00%, 5/1/22	1,530	1,751,850
4.25%, 5/1/23	2,910	3,000,937
Cott Beverages, Inc.
5.375%, 7/1/22(9)	2,200	2,125,750

		$7,713,401

Brokerage / Securities Dealers / Investment Houses — 0.3%
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	1,210	$1,256,888
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
5.625%, 3/15/20(9)	4,335	4,540,912

		$5,797,800

Building and Development — 2.1%
Building Materials Corp. of America
5.375%, 11/15/24(9)	3,665	$3,738,300
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(9)	1,855	1,952,388
HD Supply, Inc.
7.50%, 7/15/20	3,650	3,923,750
5.25%, 12/15/21(9)	1,545	1,595,213
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	2,665	2,678,325
Interline Brands, Inc.
10.00%, 11/15/18(10)	4,509	4,745,722
MDC Holdings, Inc.
5.625%, 2/1/20	855	914,850
6.00%, 1/15/43	722	615,505

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
NCI Building Systems, Inc.
8.25%, 1/15/23(9)	750	$796,875
Nortek, Inc.
10.00%, 12/1/18	1,905	2,021,205
8.50%, 4/15/21	1,840	1,978,000
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	4,610	4,731,012
Rexel SA
6.125%, 12/15/19(9)	500	526,250
5.25%, 6/15/20(9)	2,710	2,855,662
Toll Brothers Finance Corp.
4.375%, 4/15/23	915	928,725
TRI Pointe Holdings, Inc.
4.375%, 6/15/19(9)	1,725	1,694,468
5.875%, 6/15/24(9)	2,235	2,193,094
USG Corp.
5.875%, 11/1/21(9)	870	928,725
5.50%, 3/1/25(9)	880	899,800

		$39,717,869

Business Equipment and Services — 2.3%
Acosta, Inc.
7.75%, 10/1/22(9)	5,360	$5,554,300
Audatex North America, Inc.
6.00%, 6/15/21(9)	2,445	2,597,812
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
9.75%, 3/15/20	4,410	4,826,304
Carlson Travel Holdings, Inc.
7.50%, 8/15/19(9)	1,700	1,725,500
Carlson Wagonlit BV
6.875%, 6/15/19(9)	3,970	4,178,425
FTI Consulting, Inc.
6.00%, 11/15/22	3,974	4,197,617
National CineMedia, LLC
7.875%, 7/15/21	3,090	3,298,575
ServiceMaster Co. (The)
7.00%, 8/15/20	803	857,203
7.45%, 8/15/27	1,265	1,287,137
TransUnion Holding Co., Inc.
8.125%, 6/15/18	230	236,613
9.625%, 6/15/18	4,045	4,093,034

Security	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
United Rentals North America, Inc.
7.375%, 5/15/20	4,375	$4,749,609
8.375%, 9/15/20	525	564,664
8.25%, 2/1/21	440	477,400
7.625%, 4/15/22	3,665	4,027,835
6.125%, 6/15/23	1,060	1,126,250

		$43,798,278

Cable and Satellite Television — 3.7%
AMC Networks, Inc.
7.75%, 7/15/21	2,720	$2,964,800
4.75%, 12/15/22	915	915,567
Cablevision Systems Corp.
7.75%, 4/15/18	1,055	1,175,006
CCO Holdings, LLC/CCO Holdings Capital Corp.
8.125%, 4/30/20	365	382,338
5.25%, 9/30/22	4,295	4,407,744
5.75%, 1/15/24	1,980	2,074,050
CCOH Safari, LLC
5.50%, 12/1/22	3,110	3,187,750
5.75%, 12/1/24	3,730	3,851,225
CSC Holdings, LLC
6.75%, 11/15/21	2,780	3,096,225
5.25%, 6/1/24(9)	355	362,988
DISH DBS Corp.
6.75%, 6/1/21	8,195	8,748,162
5.875%, 7/15/22	3,495	3,560,531
5.875%, 11/15/24	2,475	2,484,281
IAC/InterActiveCorp
4.875%, 11/30/18	1,825	1,888,875
Numericable Group SA
4.875%, 5/15/19(9)	1,470	1,468,163
6.00%, 5/15/22(9)	4,660	4,735,725
6.25%, 5/15/24(9)	1,225	1,241,844
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)	4,295	4,515,333
UPCB Finance V, Ltd.
7.25%, 11/15/21(9)	3,055	3,303,219
UPCB Finance VI, Ltd.
6.875%, 1/15/22(9)	2,025	2,171,812
Virgin Media Finance PLC
6.375%, 4/15/23(9)	10,705	11,454,350

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	725	$753,094
VTR Finance B.V.
6.875%, 1/15/24(9)	1,575	1,638,000

		$70,381,082

Chemicals and Plastics — 1.1%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV
7.375%, 5/1/21(9)	2,810	$3,034,800
Celanese US Holdings, LLC
5.875%, 6/15/21	940	1,019,900
Evolution Escrow Issuer, LLC
7.50%, 3/15/22(9)	1,470	1,492,050
Ineos Finance PLC
8.375%, 2/15/19(9)	3,700	3,938,465
7.50%, 5/1/20(9)	850	899,937
LYB International Finance BV
4.00%, 7/15/23	465	494,127
Platform Specialty Products Corp.
6.50%, 2/1/22(9)	2,325	2,441,250
Polymer Group, Inc.
7.75%, 2/1/19	288	300,240
Tronox Finance, LLC
6.375%, 8/15/20	4,170	4,097,025
Tyco Electronics Group SA
4.875%, 1/15/21	750	843,917
W.R. Grace & Co.
5.125%, 10/1/21(9)	1,230	1,279,200
5.625%, 10/1/24(9)	490	524,913

		$20,365,824

Clothing / Textiles — 0.2%
Phillips-Van Heusen Corp.
7.75%, 11/15/23	3,740	$4,630,000

		$4,630,000

Commercial Services — 0.1%
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(9)	960	$896,112

		$896,112

Security	Principal Amount* (000’s omitted)	Value

Conglomerates — 0.4%
Harbinger Group, Inc.
7.875%, 7/15/19	1,915	$2,025,112
Spectrum Brands, Inc.
6.75%, 3/15/20	1,645	1,739,588
6.375%, 11/15/20	1,100	1,171,500
TMS International Corp.
7.625%, 10/15/21(9)	2,220	2,231,100

		$7,167,300

Containers and Glass Products — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.25%, 1/31/19(9)	765	$770,738
3.271%, 12/15/19(9)(13)	1,020	999,600
7.00%, 11/15/20(9)	784	789,314
6.00%, 6/30/21(9)	615	605,775
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(9)	385	386,925
Reynolds Group Holdings, Inc.
9.875%, 8/15/19	4,150	4,466,437
Sealed Air Corp.
8.375%, 9/15/21(9)	5,630	6,361,900
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(9)	1,240	1,238,450

		$15,619,139

Cosmetics / Toiletries — 0.3%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(10)	3,485	$3,424,012
Party City Holdings, Inc.
8.875%, 8/1/20	2,735	2,960,638

		$6,384,650

Distribution & Wholesale — 0.2%
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	2,915	$3,046,175

		$3,046,175

Diversified Financial Services — 0.9%
Bank of America Corp.
4.875%, 4/1/44	750	$847,682

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)
Barclays PLC
4.375%, 9/11/24	1,260	$1,276,383
BPCE SA
4.625%, 7/11/24(9)	1,950	2,004,764
Citigroup, Inc.
4.30%, 11/20/26	1,200	1,243,988
Discover Financial Services
3.85%, 11/21/22	1,270	1,305,121
General Electric Capital Corp.
5.30%, 2/11/21	2,935	3,392,898
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/27	1,300	1,526,850
KKR Group Finance Co. III, LLC
5.125%, 6/1/44(9)	460	477,072
Leucadia National Corp.
6.625%, 10/23/43	750	754,516
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(9)	1,900	1,897,813
Odebrecht Oil & Gas Finance, Ltd.
7.00% to 6/17/24, 12/29/49(9)(11)	1,430	786,500
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	1,850	2,086,519

		$17,600,106

Diversified Manufacturing Operations — 0.1%
Hutchison Whampoa International, Ltd.
1.625%, 10/31/17(9)	1,800	$1,793,383

		$1,793,383

Drugs — 1.0%
ConvaTec Finance International SA
8.25%, 1/15/19(9)(10)	4,815	$4,878,197
Endo Finance, LLC & Endo Finco, Inc.
7.00%, 7/15/19(9)	1,260	1,318,275
7.00%, 12/15/20(9)	1,145	1,197,956
7.25%, 1/15/22(9)	185	197,256
6.00%, 2/1/25(9)	1,640	1,689,200
Pharmaceutical Product Development, Inc.
9.50%, 12/1/19(9)	5,050	5,447,687
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(9)	425	443,063
7.50%, 7/15/21(9)	1,615	1,752,776
5.50%, 3/1/23(9)	1,165	1,183,931

		$18,108,341

Security	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.3%
Clean Harbors, Inc.
5.25%, 8/1/20	1,095	$1,125,112
5.125%, 6/1/21	900	920,196
Covanta Holding Corp.
6.375%, 10/1/22	1,800	1,935,000
5.875%, 3/1/24	900	936,000

		$4,916,308

Electric Utilities — 0.1%
E.CL SA
4.50%, 1/29/25(9)	700	$725,884
FirstEnergy Transmission, LLC
5.45%, 7/15/44(9)	600	678,118

		$1,404,002

Electronics / Electrical — 2.2%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(9)	1,090	$1,118,613
8.875%, 1/1/20(9)	6,085	6,663,075
6.75%, 11/15/20(9)	4,240	4,536,800
BMC Software Finance, Inc.
8.125%, 7/15/21(9)	1,550	1,426,000
Comision Federal de Electricidad
4.875%, 5/26/21(9)	1,100	1,193,500
CommScope Holding Co., Inc.
6.625%, 6/1/20(9)(10)	1,615	1,663,450
Entergy Corp.
3.625%, 9/15/15	2,390	2,417,958
Exelon Corp.
5.625%, 6/15/35	900	1,078,507
Freescale Semiconductor, Inc.
6.00%, 1/15/22(9)	1,670	1,816,125
Infor US, Inc.
9.375%, 4/1/19	1,965	2,109,919
Ingram Micro, Inc.
4.95%, 12/15/24	955	991,152
Micron Technology, Inc.
5.25%, 8/1/23(9)	2,760	2,815,200
Midamerican Funding, LLC
6.927%, 3/1/29	345	469,514
NeuStar, Inc.
4.50%, 1/15/23	695	601,175
Nuance Communications, Inc.
5.375%, 8/15/20(9)	885	898,275

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
NXP BV/NXP Funding, LLC
5.75%, 2/15/21(9)	1,105	$1,172,681
5.75%, 3/15/23(9)	2,550	2,715,750
Open Text Corp.
5.625%, 1/15/23(9)	1,245	1,294,800
Sensata Technologies B.V.
5.625%, 11/1/24(9)	560	598,500
Trimble Navigation, Ltd.
4.75%, 12/1/24	940	992,958
Zebra Technologies Corp.
7.25%, 10/15/22(9)	4,020	4,341,600

		$40,915,552

Entertainment — 0.0%(4)
Cleopatra Finance, Ltd.
6.50%, 2/15/25(9)	720	$696,600

		$696,600

Equipment Leasing — 0.8%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/16(9)	2,926	$2,999,004
International Lease Finance Corp.
8.625%, 9/15/15	2,645	2,724,350
8.75%, 3/15/17	1,525	1,688,937
6.25%, 5/15/19	1,025	1,122,375
8.25%, 12/15/20	3,275	3,995,500
8.625%, 1/15/22	2,615	3,324,319

		$15,854,485

Financial Intermediaries — 3.0%
Ally Financial, Inc.
5.50%, 2/15/17	5,000	$5,212,500
3.25%, 9/29/17	1,908	1,899,662
6.25%, 12/1/17	3,295	3,517,412
CIT Group, Inc.
5.25%, 3/15/18	8,780	9,109,250
First Data Corp.
7.375%, 6/15/19(9)	2,470	2,587,325
6.75%, 11/1/20(9)	3,932	4,197,410
11.25%, 1/15/21	1,801	2,053,140
10.625%, 6/15/21	1,251	1,429,268
11.75%, 8/15/21	1,791	2,079,218

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Ford Motor Credit Co., LLC
12.00%, 5/15/15		3,380	$3,421,743
General Motors Financial Co., Inc.
6.75%, 6/1/18		1,365	1,539,037
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17		1,500	1,515,000
6.00%, 8/1/20		1,360	1,417,868
JPMorgan Chase & Co.
4.85%, 2/1/44		750	858,065
6.75% to 2/1/24, 1/29/49(11)		2,640	2,877,600
Navient Corp.
5.50%, 1/15/19		5,390	5,511,275
8.00%, 3/25/20		3,900	4,348,071
5.00%, 10/26/20		1,245	1,224,769
7.25%, 1/25/22		430	454,725
5.875%, 10/25/24		1,245	1,167,188

			$56,420,526

Food Products — 0.8%
ASG Consolidated, LLC/ASG Finance, Inc.
15.00%, 5/15/17(9)(10)		3,356	$2,041,524
BRF SA
4.75%, 5/22/24(9)		960	936,000
Corn Products International, Inc.
6.625%, 4/15/37		325	415,381
Dean Foods Co.
6.50%, 3/15/23(9)		1,875	1,889,062
ESAL GmbH
6.25%, 2/5/23(9)		1,000	977,500
Gruma SAB de CV
4.875%, 12/1/24(9)		200	211,750
Iceland Bondco PLC
4.81%, 7/15/20(9)(13)	GBP	4,000	4,885,726
Pilgrim’s Pride Corp.
5.75%, 3/15/25(9)		2,450	2,511,250
Post Holdings, Inc.
6.75%, 12/1/21(9)		995	1,007,438
WhiteWave Foods Co. (The)
5.375%, 10/1/22		855	921,263

			$15,796,894

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Food Service — 0.3%
NPC International, Inc.
10.50%, 1/15/20	4,405	$4,658,288

		$4,658,288

Food / Drug Retailers — 0.3%
Pantry, Inc. (The)
8.375%, 8/1/20	1,063	$1,209,162
Rite Aid Corp.
6.125%, 4/1/23(9)(14)	4,230	4,356,900

		$5,566,062

Forest Products — 0.2%
Domtar Corp.
10.75%, 6/1/17	2,995	$3,511,733

		$3,511,733

Health Care — 4.6%
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	1,588	$1,675,340
Alere, Inc.
8.625%, 10/1/18	1,310	1,365,675
6.50%, 6/15/20	1,055	1,097,200
Amgen, Inc.
4.95%, 10/1/41	725	817,337
Amsurg Corp.
5.625%, 11/30/20	1,865	1,911,625
5.625%, 7/15/22	1,690	1,736,475
Biomet, Inc.
6.50%, 8/1/20	1,245	1,322,813
Capsugel SA
7.00%, 5/15/19(9)(10)	780	794,138
Centene Corp.
4.75%, 5/15/22	870	903,713
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	4,830	4,993,012
7.125%, 7/15/20	2,785	2,955,581
6.875%, 2/1/22	3,455	3,692,531
ConvaTec Healthcare E SA
10.50%, 12/15/18(9)	2,235	2,362,954
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(9)	1,640	1,788,420
5.875%, 1/31/22(9)	1,365	1,508,325

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Grifols Worldwide Operations, Ltd.
5.25%, 4/1/22(9)	1,235	$1,258,156
HCA Holdings, Inc.
6.25%, 2/15/21	1,710	1,853,127
HCA, Inc.
6.50%, 2/15/20	3,215	3,628,127
7.50%, 2/15/22	2,930	3,424,437
4.75%, 5/1/23	1,125	1,170,000
Hologic, Inc.
6.25%, 8/1/20	5,990	6,244,575
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	3,115	3,379,775
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(9)	5,740	5,962,425
Opal Acquisition, Inc.
8.875%, 12/15/21(9)	1,960	2,001,650
Physio-Control International, Inc.
9.875%, 1/15/19(9)	1,496	1,596,980
Salix Pharmaceuticals, Ltd.
6.50%, 1/15/21(9)	3,435	3,817,144
STHI Holding Corp.
8.00%, 3/15/18(9)	1,375	1,428,281
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(9)	1,475	1,493,438
Teleflex, Inc.
6.875%, 6/1/19	540	565,650
5.25%, 6/15/24(9)	790	807,775
Tenet Healthcare Corp.
5.00%, 3/1/19(9)	840	835,800
6.00%, 10/1/20	1,795	1,904,944
8.125%, 4/1/22	6,185	6,834,425
United Surgical Partners International, Inc.
9.00%, 4/1/20	1,880	2,028,050
VWR Funding, Inc.
7.25%, 9/15/17	3,855	4,038,112
WellCare Health Plans, Inc.
5.75%, 11/15/20	3,060	3,228,300

		$86,426,310

Holding Company – Diversified — 0.2%
Argos Merger Sub, Inc.
7.125%, 3/15/23(9)	3,370	$3,500,588

		$3,500,588

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.2%
Tempur Sealy International, Inc.
6.875%, 12/15/20	3,125	$3,351,563

		$3,351,563

Industrial Equipment — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC
7.75%, 12/15/20(9)	1,945	$1,745,638
BlueLine Rental Finance Corp.
7.00%, 2/1/19(9)	1,920	1,982,400
Broadcom Corp.
3.50%, 8/1/24	1,095	1,136,931
CNH Industrial Capital, LLC
3.875%, 11/1/15	1,070	1,080,700
6.25%, 11/1/16	2,055	2,173,162
3.625%, 4/15/18	2,500	2,518,750
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(15)	80	47,709
Kennametal, Inc.
3.875%, 2/15/22	970	1,001,463
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(9)(10)	1,980	1,999,800

		$13,686,553

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(9)	1,625	$1,681,875
American International Group, Inc.
4.50%, 7/16/44	850	916,326
Genworth Financial, Inc.
7.70%, 6/15/20	306	326,655
7.625%, 9/24/21	1,654	1,728,430
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(9)(10)	1,695	1,690,763
Hub International, Ltd.
7.875%, 10/1/21(9)	2,325	2,388,937
PartnerRe Finance B, LLC
5.50%, 6/1/20	800	912,706
Principal Financial Group, Inc.
6.05%, 10/15/36	340	433,479
4.35%, 5/15/43	500	523,930
USI, Inc.
7.75%, 1/15/21(9)	2,670	2,750,100

Security	Principal Amount* (000’s omitted)	Value

Insurance (continued)
XLIT, Ltd.
6.50% to 4/15/17, 10/29/49(11)	641	$568,888

		$13,922,089

Internet Software & Services — 0.4%
Netflix, Inc.
5.50%, 2/15/22(9)	3,215	$3,303,412
5.875%, 2/15/25(9)	4,600	4,743,750

		$8,047,162

Leisure Goods / Activities / Movies — 0.7%
Activision Blizzard, Inc.
6.125%, 9/15/23(9)	1,190	$1,300,075
National CineMedia, LLC
6.00%, 4/15/22	3,625	3,742,812
NCL Corp., Ltd.
5.00%, 2/15/18	1,445	1,481,125
5.25%, 11/15/19(9)	985	1,014,550
Regal Entertainment Group
5.75%, 3/15/22	1,030	1,057,038
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	660	704,550
7.25%, 3/15/18	1,680	1,881,600
Viking Cruises, Ltd.
8.50%, 10/15/22(9)	1,650	1,843,875

		$13,025,625

Lodging and Casinos — 1.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(9)	2,006	$1,725,228
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	2,175	1,631,250
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20	2,650	2,729,500
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	3,645	3,854,588
MGM Resorts International
6.625%, 12/15/21	2,455	2,634,522
7.75%, 3/15/22	3,970	4,481,137
6.00%, 3/15/23	2,460	2,539,950
Penn National Gaming, Inc.
5.875%, 11/1/21	1,445	1,445,000

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Playa Resorts Holding B.V.
8.00%, 8/15/20(9)	1,220	$1,250,500
Station Casinos, LLC
7.50%, 3/1/21	1,560	1,669,200
Studio City Finance, Ltd.
8.50%, 12/1/20(9)	5,275	5,354,125
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(9)	3,565	2,228,125

		$31,543,125

Manufacturing — 0.4%
Bombardier, Inc.
5.50%, 9/15/18(9)	1,235	$1,235,000
7.50%, 3/15/25(9)	4,728	4,677,765
Trinity Industries, Inc.
4.55%, 10/1/24	915	921,609

		$6,834,374

Media — 0.1%
Ziggo Bond Finance B.V.
5.875%, 1/15/25(9)	930	$977,663

		$977,663

Metals / Mining — 0.2%
Alcoa, Inc.
5.95%, 2/1/37	750	$789,799
FMG Resources August 2006 Pty, Ltd.
6.875%, 4/1/22(9)	800	594,000
Newcrest Finance Pty, Ltd.
5.75%, 11/15/41(9)	872	793,478
Nucor Corp.
5.20%, 8/1/43	345	389,758
Southern Copper Corp.
5.25%, 11/8/42	1,020	915,552
Timken Co. (The)
3.875%, 9/1/24(9)	935	953,862

		$4,436,449

Nonferrous Metals / Minerals — 1.3%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(9)	560	$235,053
Barrick International Barbados Corp.
6.35%, 10/15/36(9)	550	575,632

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
CONSOL Energy, Inc.
5.875%, 4/15/22	1,125	$1,023,750
Eldorado Gold Corp.
6.125%, 12/15/20(9)	3,315	3,240,412
First Quantum Minerals, Ltd.
6.75%, 2/15/20(9)	1,354	1,259,220
7.00%, 2/15/21(9)	889	828,993
Imperial Metals Corp.
7.00%, 3/15/19(9)	995	952,712
KGHM International, Ltd.
7.75%, 6/15/19(9)	3,730	3,860,550
Kissner Milling Co., Ltd.
7.25%, 6/1/19(9)	4,000	4,140,000
New Gold, Inc.
6.25%, 11/15/22(9)	1,535	1,527,325
Novelis, Inc.
8.375%, 12/15/17	1,565	1,637,381
SunCoke Energy Inc.
7.625%, 8/1/19	216	222,102
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(9)	2,330	2,399,900
Teck Resources, Ltd.
4.75%, 1/15/22	1,440	1,452,004
Vale, Inc.
6.875%, 11/21/36	700	680,540

		$24,035,574

Oil and Gas — 8.6%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 5/20/20	1,245	$1,316,588
7.00%, 5/20/22	4,620	4,978,050
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 8/20/19	1,570	1,636,725
Anadarko Finance Co.
7.50%, 5/1/31	720	957,507
Antero Resources Corp.
5.625%, 6/1/23(9)	1,270	1,260,475
Antero Resources Finance Corp.
6.00%, 12/1/20	473	475,602
5.375%, 11/1/21	3,515	3,422,731
Apache Corp.
6.00%, 1/15/37	526	630,026

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Berry Petroleum Co.
6.375%, 9/15/22	1,535	$1,208,813
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(9)	1,485	1,529,550
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	1,964,775
California Resources Corp.
5.50%, 9/15/21(9)	1,840	1,649,100
6.00%, 11/15/24(9)	615	541,969
Chesapeake Energy Corp.
7.25%, 12/15/18	4,415	4,790,275
3.503%, 4/15/19(13)	2,045	1,973,425
6.125%, 2/15/21	1,825	1,856,937
5.75%, 3/15/23	1,430	1,401,400
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	500	532,541
Concho Resources, Inc.
7.00%, 1/15/21	1,800	1,894,500
6.50%, 1/15/22	685	720,963
5.50%, 10/1/22	1,500	1,518,750
5.50%, 4/1/23	5,200	5,265,000
Continental Resources, Inc.
5.00%, 9/15/22	1,431	1,413,112
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(9)	2,840	2,843,550
7.75%, 2/15/23(9)	2,450	2,486,750
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,210	5,236,050
Denbury Resources, Inc.
5.50%, 5/1/22	675	610,875
Ecopetrol SA
5.875%, 5/28/45	831	783,218
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(9)	3,275	3,176,750
Energy Transfer Equity, LP
5.875%, 1/15/24	1,150	1,219,000
Energy Transfer Partners, LP
4.65%, 6/1/21	1,715	1,834,841
Ensco PLC
5.20%, 3/15/25	1,620	1,631,760
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	950	978,500
9.375%, 5/1/20	3,055	3,211,569
7.75%, 9/1/22	2,065	2,116,625

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.875%, 2/15/23	973	$1,035,029
GenCorp, Inc.
7.125%, 3/15/21	2,215	2,381,125
Gulfport Energy Corp.
7.75%, 11/1/20	3,335	3,435,050
Harvest Operations Corp.
6.875%, 10/1/17	920	841,800
Holly Energy Partners, LP/Holly Energy Finance Corp.
6.50%, 3/1/20	615	608,850
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	8,630	9,083,075
Laredo Petroleum, Inc.
7.375%, 5/1/22	6,635	6,925,281
6.25%, 3/15/23	590	590,000
MEG Energy Corp.
6.375%, 1/30/23(9)	1,820	1,687,140
Memorial Resource Development Corp.
5.875%, 7/1/22(9)	4,580	4,282,300
Murphy Oil Corp.
3.70%, 12/1/22	990	916,436
Oasis Petroleum, Inc.
6.50%, 11/1/21	955	916,800
6.875%, 3/15/22	2,805	2,748,900
6.875%, 1/15/23	3,030	2,954,250
Oceaneering International, Inc.
4.65%, 11/15/24	940	952,165
Pacific Drilling SA
5.375%, 6/1/20(9)	1,400	1,134,000
Pacific Rubiales Energy Corp.
5.625%, 1/19/25(9)	1,000	590,700
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	1,770	1,878,412
Petrobras International Finance Co.
6.875%, 1/20/40	1,265	1,155,653
Pioneer Natural Resources Co.
3.95%, 7/15/22	1,405	1,447,224
Precision Drilling Corp.
6.50%, 12/15/21	1,390	1,303,125
Range Resources Corp.
6.75%, 8/1/20	1,815	1,892,137
Rice Energy, Inc.
7.25%, 5/1/23(9)	610	610,763

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Rockies Express Pipeline, LLC
3.90%, 4/15/15(9)	600	$600,375
Rosetta Resources, Inc.
5.625%, 5/1/21	1,715	1,620,675
5.875%, 6/1/22	2,695	2,540,037
Rowan Cos., Inc.
7.875%, 8/1/19	1,490	1,663,800
5.40%, 12/1/42	460	378,552
RSP Permian, Inc.
6.625%, 10/1/22(9)	3,090	3,120,900
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	3,640	3,676,400
5.625%, 4/15/23	3,100	3,103,875
5.75%, 5/15/24	1,640	1,656,400
5.625%, 3/1/25(9)	3,715	3,682,494
Samson Investment Co.
9.75%, 2/15/20	1,515	424,200
SESI, LLC
6.375%, 5/1/19	2,595	2,646,900
Seven Generations Energy, Ltd.
8.25%, 5/15/20(9)	4,390	4,499,750
Seventy Seven Energy, Inc.
6.50%, 7/15/22	1,255	589,850
Seventy Seven Operating, LLC
6.625%, 11/15/19	1,100	841,500
SM Energy Co.
6.125%, 11/15/22(9)	870	867,825
6.50%, 1/1/23	1,995	2,054,850
Southwestern Energy Co.
4.10%, 3/15/22	1,910	1,882,209
Sunoco, LP/Sunoco Finance Corp.
6.375%, 4/1/23(9)	1,835	1,894,637
Tesoro Logistics, LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19(9)	630	652,050
6.25%, 10/15/22(9)	1,505	1,565,200
Total Capital International SA
2.70%, 1/25/23	960	958,355
Triangle USA Petroleum Corp.
6.75%, 7/15/22(9)	1,375	1,117,188
Williams Partners, LP/ACMP Finance Corp.
4.875%, 3/15/24	385	387,621
WPX Energy, Inc.
5.25%, 1/15/17	770	777,700
6.00%, 1/15/22	490	458,150

		$162,100,010

Security	Principal Amount* (000’s omitted)	Value

Pharmaceuticals — 0.8%
Actavis Funding SCS
3.00%, 3/12/20	1,626	$1,667,656
VRX Escrow Corp.
5.875%, 5/15/23(9)	6,135	6,303,713
6.125%, 4/15/25(9)	6,135	6,372,731

		$14,344,100

Publishing — 1.2%
Laureate Education, Inc.
10.00%, 9/1/19(9)	16,640	$15,808,000
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	4,645	5,155,950
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(9)(10)	1,020	1,028,925

		$21,992,875

Radio and Television — 0.8%
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	$488,800
Series A, 6.50%, 11/15/22	1,100	1,146,750
Series B, 6.50%, 11/15/22	2,130	2,252,475
Crown Media Holdings, Inc.
10.50%, 7/15/19	1,325	1,424,375
iHeartCommunications, Inc.
9.00%, 12/15/19	226	225,153
11.25%, 3/1/21	1,505	1,544,506
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	1,250	1,296,875
Sirius XM Radio, Inc.
5.875%, 10/1/20(9)	745	778,525
6.00%, 7/15/24(9)	2,830	2,978,575
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,517,775
Univision Communications, Inc.
5.125%, 5/15/23(9)	1,260	1,285,200

		$14,939,009

Real Estate Investment Trusts (REITs) — 0.1%
ARC Properties Operating Partnership, L.P.
3.00%, 2/6/19	760	$740,422
CBL & Associates, LP
4.60%, 10/15/24	965	982,968

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts L.P.
4.75%, 3/1/23	500	$539,758

		$2,263,148

Retail — 0.5%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(9)(10)	1,505	$1,324,400
Family Tree Escrow, LLC
5.25%, 3/1/20(9)	1,905	2,005,012
5.75%, 3/1/23(9)	6,595	6,957,725

		$10,287,137

Retailers (Except Food and Drug) — 3.2%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
6.00%, 4/1/22(9)	4,775	$4,971,969
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(9)	3,000	3,195,000
Best Buy Co., Inc.
5.00%, 8/1/18	2,265	2,395,237
Claire’s Stores, Inc.
9.00%, 3/15/19(9)	2,450	2,235,625
Hot Topic, Inc.
9.25%, 6/15/21(9)	4,550	4,948,125
L Brands, Inc.
8.50%, 6/15/19	3,325	4,005,627
6.625%, 4/1/21	6,135	7,058,379
5.625%, 2/15/22	790	872,950
Levi Strauss & Co.
6.875%, 5/1/22	2,125	2,332,188
Macy’s Retail Holdings, Inc.
6.90%, 4/1/29	1,250	1,626,895
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(9)(10)	558	571,950
Michaels Stores, Inc.
5.875%, 12/15/20(9)	1,775	1,832,688
Murphy Oil USA, Inc.
6.00%, 8/15/23	4,165	4,487,787
Neiman Marcus Group, Ltd., LLC
8.75%, 10/15/21(9)(10)	1,555	1,656,075
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(9)(10)	6,365	6,380,912

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Petco Animal Supplies, Inc.
9.25%, 12/1/18(9)	3,515	$3,699,537
Petco Holdings, Inc.
8.50%, 10/15/17(9)(10)	1,425	1,467,750
Radio Systems Corp.
8.375%, 11/1/19(9)	3,300	3,564,000
Ross Stores, Inc.
3.375%, 9/15/24	200	205,272
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	1,225	1,309,219
Wal-Mart Stores, Inc.
4.30%, 4/22/44	500	559,456
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	930	963,468

		$60,340,109

Road & Rail — 0.1%
Florida East Coast Holdings Corp.
6.75%, 5/1/19(9)	800	$808,000
WatCo Cos., LLC/WatCo Finance Corp.
6.375%, 4/1/23(9)	1,045	1,050,225

		$1,858,225

Software and Services — 0.4%
IHS, Inc.
5.00%, 11/1/22(9)	2,240	$2,261,056
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(9)(10)	2,925	2,907,625
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(9)	2,350	1,486,375

		$6,655,056

Steel — 0.3%
AK Steel Corp.
8.75%, 12/1/18	910	$972,562
ArcelorMittal
7.00%, 2/25/22	4,000	4,400,000
Steel Dynamics, Inc.
6.375%, 8/15/22	500	536,250

		$5,908,812

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Super Retail — 0.1%
AutoNation, Inc.
5.50%, 2/1/20	1,080	$1,188,228

		$1,188,228

Surface Transport — 0.4%
Hertz Corp. (The)
6.25%, 10/15/22	690	$716,738
XPO Logistics, Inc.
7.875%, 9/1/19(9)	6,805	7,221,806

		$7,938,544

Technology — 0.2%
Israel Electric Corp, Ltd.
5.00%, 11/12/24(9)(12)	1,000	$1,040,000
KLA-Tencor Corp.
4.65%, 11/1/24	949	998,556
Seagate HDD Cayman
4.75%, 6/1/23	1,000	1,052,813
Western Union Co. (The)
6.20%, 11/17/36	700	742,890

		$3,834,259

Telecommunications — 6.6%
Altice Financing SA
6.625%, 2/15/23(9)	2,580	$2,670,300
Altice Finco SA
7.625%, 2/15/25(9)	680	700,400
Altice SA
7.75%, 5/15/22(9)	5,055	5,156,100
7.625%, 2/15/25(9)	1,290	1,298,869
AT&T, Inc.
4.35%, 6/15/45	500	481,845
Avaya, Inc.
9.00%, 4/1/19(9)	2,515	2,590,450
10.50%, 3/1/21(9)	4,350	3,730,498
Axtel SAB de CV
9.00%, 1/31/20(9)	945	849,272
CenturyLink, Inc.
6.75%, 12/1/23	1,920	2,121,600
Cogeco Cable, Inc.
4.875%, 5/1/20(9)	715	726,619
Colombia Telecomunicaciones SA ESP
8.50% to 3/30/20, 12/29/49(9)(11)	1,750	1,763,475

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Digicel, Ltd.
6.00%, 4/15/21(9)	1,450	$1,381,125
6.75%, 3/1/23(9)	2,230	2,165,887
Equinix, Inc.
5.375%, 1/1/22	1,840	1,927,400
Frontier Communications Corp.
6.25%, 9/15/21	1,845	1,858,838
7.625%, 4/15/24	285	298,181
6.875%, 1/15/25	1,845	1,831,163
Hughes Satellite Systems Corp.
6.50%, 6/15/19	3,235	3,526,150
Intelsat Jackson Holdings SA
7.25%, 10/15/20	2,350	2,426,375
Intelsat Luxembourg SA
7.75%, 6/1/21	6,065	5,617,706
8.125%, 6/1/23	4,100	3,797,625
Koninklijke KPN NV
7.00% to 3/28/23, 3/28/73(9)(11)	500	541,900
NII International Telecom S.C.A.
7.875%, 8/15/19(5)(9)	1,170	1,091,025
SBA Telecommunications, Inc.
5.75%, 7/15/20	1,985	2,096,656
Sprint Capital Corp.
8.75%, 3/15/32	1,365	1,419,600
Sprint Communications, Inc.
9.125%, 3/1/17	1,225	1,341,375
9.00%, 11/15/18(9)	13,520	15,548,000
7.00%, 8/15/20	4,810	4,909,206
6.00%, 11/15/22	250	238,438
Sprint Corp.
7.25%, 9/15/21	2,060	2,078,025
7.875%, 9/15/23	8,550	8,763,750
7.625%, 2/15/25	1,870	1,872,337
T-Mobile USA, Inc.
5.25%, 9/1/18	4,725	4,896,281
6.25%, 4/1/21	1,100	1,148,125
6.633%, 4/28/21	1,735	1,823,919
6.731%, 4/28/22	620	654,875
6.625%, 4/1/23	2,170	2,283,925
6.375%, 3/1/25	2,160	2,234,304
Telecom Italia Capital SA
7.721%, 6/4/38	600	703,500
Telemar Norte Leste SA
5.50%, 10/23/20(9)	950	839,325

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Verizon Communications, Inc.
4.50%, 9/15/20		1,499	$1,656,512
6.55%, 9/15/43		110	143,042
4.672%, 3/15/55(9)		1,064	1,046,808
Virgin Media Finance PLC
5.75%, 1/15/25(9)		2,015	2,096,204
Wind Acquisition Finance SA
5.303%, 4/30/19(9)(13)	EUR	600	650,634
4.071%, 7/15/20(9)(13)	EUR	625	672,871
4.75%, 7/15/20(9)		5,820	5,849,100
7.375%, 4/23/21(9)		4,115	4,279,600
Windstream Corp.
8.125%, 9/1/18		2,490	2,607,652
7.75%, 10/1/21		1,265	1,266,265
7.50%, 6/1/22		1,870	1,811,563
6.375%, 8/1/23		180	163,001

			$123,647,696

Utilities — 1.2%
AES Corp. (The)
5.50%, 3/15/24		760	$763,800
AES Gener SA
5.25%, 8/15/21(9)		725	781,653
Calpine Corp.
5.375%, 1/15/23		1,905	1,914,525
5.75%, 1/15/25		845	854,506
Duquesne Light Holdings, Inc.
5.90%, 12/1/21(9)		850	1,000,991
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/1/19(9)		3,130	3,243,463
7.375%, 11/1/22(9)		2,490	2,626,950
7.625%, 11/1/24(9)		2,120	2,228,650
Enel SpA
8.75% to 9/24/23, 9/24/73(9)(11)		1,200	1,450,169
Iberdrola Finance Ireland, Ltd.
5.00%, 9/11/19(9)		600	670,019
ITC Holdings Corp.
5.30%, 7/1/43		725	863,184
NRG Energy, Inc.
8.25%, 9/1/20		2,330	2,478,538
7.875%, 5/15/21		2,015	2,176,200
PPL Capital Funding, Inc.
Series A, 6.70% to 3/30/17, 3/30/67(11)		750	725,579

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Southwestern Electric Power Co.
6.20%, 3/15/40	765	$1,021,310

		$22,799,537

Total Corporate Bonds & Notes (identified cost $1,118,618,021)		$1,138,426,880

Foreign Government Agency Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value

Sweden — 0.0%(4)
Svensk Exportkredit AB
2.875% to 11/14/18, 11/14/23(9) (11)	$900	$900,387

Total Foreign Government Agency Bonds (identified cost $895,957)		$900,387

Foreign Government Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Republic of Ecuador 10.50%, 3/24/20(9)	$1,064	$1,074,315

Total Foreign Government Securities (identified cost $1,064,000)		$1,074,315

Mortgage Pass-Throughs — 15.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(16)	$6,786	$7,170,494
5.50%, with various maturities to 2032	2,553	2,789,237
6.00%, with various maturities to 2031	1,616	1,740,056
6.50%, with various maturities to 2036(16)	16,357	18,680,155
7.00%, with various maturities to 2036	11,994	13,872,223
7.13%, with maturity at 2023	192	215,071
7.50%, with various maturities to 2035	7,810	9,149,085
7.65%, with maturity at 2022	221	247,568
8.00%, with various maturities to 2030	4,797	5,460,559
8.25%, with maturity at 2020	114	125,770
8.30%, with maturity at 2020	431	474,228
8.50%, with various maturities to 2031	4,115	4,822,876

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
9.00%, with various maturities to 2031	$830	$926,370
9.50%, with various maturities to 2025	752	825,171
10.00%, with maturity at 2020	87	95,699
10.50%, with maturity at 2020	79	89,069
12.00%, with maturity at 2020	1	699

		$66,684,330

Federal National Mortgage Association:
2.383%, with maturity at 2022(17)	$761	$779,042
2.582%, with maturity at 2036(17)	2,098	2,158,810
4.50%, with maturity at 2042(16)	15,710	17,210,491
5.00%, with various maturities to 2040(16)	23,629	26,147,839
5.372%, with maturity at 2037(17)	3,624	3,785,771
5.50%, with various maturities to 2033	3,296	3,691,831
6.00%, with various maturities to 2033	6,835	7,678,097
6.32%, with maturity at 2032(17)	6,370	7,094,429
6.50%, with various maturities to 2036(16)	48,271	55,986,977
6.75%, with maturity at 2023	123	137,850
7.00%, with various maturities to 2037(16)	21,334	24,998,829
7.50%, with various maturities to 2035	8,658	10,291,092
8.00%, with various maturities to 2034	3,142	3,677,690
8.031%, with maturity at 2027(18)	710	823,808
8.25%, with maturity at 2018	2	1,937
8.283%, with maturity at 2029(18)	238	277,611
8.354%, with maturity at 2024(18)	35	40,119
8.366%, with maturity at 2028(18)	242	279,223
8.50%, with various maturities to 2030	3,366	3,876,886
8.61%, with maturity at 2027(18)	271	317,131
8.884%, with maturity at 2018(18)	63	65,961
9.00%, with various maturities to 2027	4,628	5,339,475
9.50%, with various maturities to 2030	1,213	1,378,108
9.504%, with maturity at 2025(18)	158	175,057
9.798%, with maturity at 2019(18)	75	81,373
10.00%, with various maturities to 2020	261	286,955
10.50%, with maturity at 2021	209	237,655
11.50%, with maturity at 2016	5	4,912

		$176,824,959

Government National Mortgage Association:
6.00%, with maturity at 2024	$1,148	$1,289,583
6.50%, with various maturities to 2032(16)	8,506	9,701,249
7.00%, with various maturities to 2033	5,848	6,821,158
7.50%, with various maturities to 2032(16)	12,277	14,373,932
8.00%, with various maturities to 2034	7,484	8,791,498
8.30%, with maturity at 2020	224	247,963
8.50%, with various maturities to 2022	425	482,914

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)
9.00%, with various maturities to 2026	$1,826	$2,113,422
9.50%, with various maturities to 2026	2,707	3,119,976
10.00%, with maturity at 2019	139	155,093

		$47,096,788

Total Mortgage Pass-Throughs (identified cost $276,298,584)		$290,606,077

Collateralized Mortgage Obligations — 11.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$627	$694,683
Series 1497, Class K, 7.00%, 4/15/23	607	687,548
Series 1529, Class Z, 7.00%, 6/15/23	885	1,004,307
Series 1620, Class Z, 6.00%, 11/15/23	733	810,964
Series 1677, Class Z, 7.50%, 7/15/23	532	611,630
Series 1702, Class PZ, 6.50%, 3/15/24	6,284	7,109,387
Series 2113, Class QG, 6.00%, 1/15/29	1,280	1,466,901
Series 2122, Class K, 6.00%, 2/15/29	242	274,193
Series 2130, Class K, 6.00%, 3/15/29	164	185,770
Series 2167, Class BZ, 7.00%, 6/15/29	168	194,874
Series 2182, Class ZB, 8.00%, 9/15/29	1,611	1,931,943
Series 2198, Class ZA, 8.50%, 11/15/29	1,968	2,376,456
Series 2245, Class A, 8.00%, 8/15/27	4,820	5,772,462
Series 2458, Class ZB, 7.00%, 6/15/32	1,650	1,943,080
Series 3727, (Interest Only), Class PS, 6.526%, 11/15/38(19)(20)	13,383	1,308,254
Series 3762, Class SH, 9.656%, 11/15/40(19)	1,936	2,237,792
Series 3780, (Interest Only), Class PS, 6.276%, 8/15/35(19)(20)	10,761	580,224
Series 3973, (Interest Only), Class SG, 6.476%, 4/15/30(19)(20)	9,977	1,306,012
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(20)	10,438	1,347,723
Series 4070, (Interest Only), Class S, 5.926%, 6/15/32(19)(20)	16,467	3,174,584
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(20)	21,512	3,496,815
Series 4095, (Interest Only), Class HS, 5.926%, 7/15/32(19)(20)	7,308	1,398,797
Series 4109, (Interest Only), Class ES, 5.976%, 12/15/41(19)(20)	8,968	425,022
Series 4109, (Interest Only), Class KS, 5.926%, 5/15/32(19)(20)	15,210	1,232,521
Series 4110, (Interest Only), Class SA, 5.476%, 9/15/42(19)(20)	11,362	1,543,088

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4149, (Interest Only), Class S, 6.076%, 1/15/33(19)(20)	$7,785	$1,598,719
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(20)	13,046	919,568
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(20)	7,063	873,034
Series 4203, (Interest Only), Class QS, 6.076%, 5/15/43(19)(20)	6,078	1,278,784
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(20)	9,439	558,546
Series 4273, Class PU, 4.00%, 11/15/43	10,542	10,734,459
Series 4273, Class SP, 11.542%, 11/15/43(19)	2,343	2,533,600
Series 4313, Class SY, 11.535%, 3/15/44(19)	2,290	2,440,039
Series 4316, (Interest Only), Class JS, 5.926%, 1/15/44(19)(20)	8,371	1,258,529
Series 4326, Class TS, 13.21%, 4/15/44(19)	8,366	9,150,175
Series 4407, Class LN, 8.92%, 12/15/43(19)	3,543	3,822,760
Series 4443, Class ZJ, 3.00%, 9/15/44	9,384	9,425,900
Series 4450, Class DS, 5.70%, 9/15/44(19)	14,000	14,166,537

		$101,875,680

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$75	$78,651
Series G92-44, Class ZQ, 8.00%, 7/25/22	121	127,978
Series G92-46, Class Z, 7.00%, 8/25/22	355	395,527
Series G92-60, Class Z, 7.00%, 10/25/22	545	599,313
Series G93-35, Class ZQ, 6.50%, 11/25/23	7,885	8,893,197
Series G93-40, Class H, 6.40%, 12/25/23	1,670	1,868,072
Series 1988-14, Class I, 9.20%, 6/25/18	63	67,930
Series 1989-1, Class D, 10.30%, 1/25/19	42	44,216
Series 1989-34, Class Y, 9.85%, 7/25/19	162	179,336
Series 1990-17, Class G, 9.00%, 2/25/20	115	128,905
Series 1990-27, Class Z, 9.00%, 3/25/20	68	76,840
Series 1990-29, Class J, 9.00%, 3/25/20	60	67,515
Series 1990-43, Class Z, 9.50%, 4/25/20	239	269,739
Series 1991-98, Class J, 8.00%, 8/25/21	122	137,580
Series 1992-77, Class ZA, 8.00%, 5/25/22	808	921,523
Series 1992-103, Class Z, 7.50%, 6/25/22	50	56,904
Series 1992-113, Class Z, 7.50%, 7/25/22	101	114,170
Series 1992-185, Class ZB, 7.00%, 10/25/22	192	214,560
Series 1993-16, Class Z, 7.50%, 2/25/23	487	552,894
Series 1993-22, Class PM, 7.40%, 2/25/23	409	463,676
Series 1993-25, Class J, 7.50%, 3/25/23	494	565,733
Series 1993-30, Class PZ, 7.50%, 3/25/23	926	1,058,295
Series 1993-42, Class ZQ, 6.75%, 4/25/23	1,365	1,520,539
Series 1993-56, Class PZ, 7.00%, 5/25/23	202	229,183
Series 1993-156, Class ZB, 7.00%, 9/25/23	235	268,317

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 1994-45, Class Z, 6.50%, 2/25/24	$1,744	$1,943,625
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,034	1,198,275
Series 1996-57, Class Z, 7.00%, 12/25/26	1,079	1,250,952
Series 1997-77, Class Z, 7.00%, 11/18/27	445	508,818
Series 1998-44, Class ZA, 6.50%, 7/20/28	475	551,117
Series 1999-45, Class ZG, 6.50%, 9/25/29	155	175,066
Series 2000-22, Class PN, 6.00%, 7/25/30	1,539	1,760,725
Series 2001-37, Class GA, 8.00%, 7/25/16	50	50,801
Series 2002-1, Class G, 7.00%, 7/25/23	300	336,087
Series 2002-21, Class PE, 6.50%, 4/25/32	1,209	1,362,974
Series 2005-75, Class CS, 23.505%, 9/25/35(19)	948	1,983,490
Series 2007-74, Class AC, 5.00%, 8/25/37(16)	13,933	15,419,383
Series 2010-99, (Interest Only), Class NS, 6.426%, 3/25/39(19)(20)	9,290	934,775
Series 2010-119, (Interest Only), Class SK, 5.826%, 4/25/40(19)(20)	6,784	335,085
Series 2010-124, (Interest Only), Class SJ, 5.876%, 11/25/38(19)(20)	7,310	975,959
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(20)	24,198	991,246
Series 2011-45, (Interest Only), Class SA, 6.476%, 1/25/29(19)(20)	7,871	721,956
Series 2011-49, Class NT, 6.00%, 6/25/41(19)	2,008	2,268,197
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(20)	14,340	1,745,091
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(20)	7,866	957,496
Series 2012-24, (Interest Only), Class S, 5.326%, 5/25/30(19)(20)	6,617	786,783
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(20)	13,594	1,640,096
Series 2012-56, (Interest Only), Class SU, 6.576%, 8/25/26(19)(20)	7,923	801,373
Series 2012-124, (Interest Only), Class IO, 1.49%, 11/25/42(18)(20)	18,472	1,247,156
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(20)	6,762	1,459,364
Series 2012-150, (Interest Only), Class SK, 5.976%, 1/25/43(19)(20)	10,113	2,149,722
Series 2013-6, Class TA, 1.50%, 1/25/43	16,729	16,044,223
Series 2013-12, (Interest Only), Class SP, 5.476%, 11/25/41(19)(20)	5,901	928,227
Series 2013-15, (Interest Only), Class DS, 6.026%, 3/25/33(19)(20)	20,634	4,490,486
Series 2013-16, (Interest Only), Class SY, 5.976%, 3/25/43(19)(20)	4,590	1,002,016
Series 2013-54, (Interest Only), Class HS, 6.126%, 10/25/41(19)(20)	8,155	1,408,427

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2013-64, (Interest Only), Class PS, 6.076%, 4/25/43(19)(20)	$8,521	$1,768,827
Series 2013-75, (Interest Only), Class SC, 6.076%, 7/25/42(19)(20)	19,208	3,366,382
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(20)	5,353	960,205
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(20)	5,651	1,006,673
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(20)	9,509	1,600,161
Series 2014-61, Class US, 8.153%, 10/25/44(19)	1,561	1,570,771
Series 2014-72, Class CS, 8.928%, 11/25/44(19)	4,739	4,883,129

		$101,485,732

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$1,360	$1,435,162
Series 2005-72, Class E, 12.00%, 11/16/15	1	964
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(21)	147	146,591
Series 2013-24, Class KS, 5.549%, 2/20/43(19)	1,044	1,054,387
Series 2013-124, Class LS, 11.931%, 5/20/41(19)	887	920,074
Series 2013-168, Class US, 11.531%, 11/20/43(19)	878	931,579
Series 2014-117, Class HS, 31.392%, 8/20/44(19)	2,044	2,796,486
Series 2014-132, Class SC, 13.357%, 9/20/44(19)	1,486	1,521,594
Series 2014-146, Class S, 5.886%, 10/20/44(19)	2,412	2,461,604

		$11,268,441

Total Collateralized Mortgage Obligations (identified cost $209,954,905)		$214,629,853

Commercial Mortgage-Backed Securities — 8.4%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(9)	$616	$618,433
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(9)	3,000	3,429,897
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(18)	1,996	2,083,184
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	3,000	3,151,779
BAMLL, Series 2013-DSNY, Class E, 2.776%, 9/15/26(9)(18)	1,500	1,494,483
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(18)	1,363	1,384,860
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(18)	2,583	2,625,108

Security	Principal Amount (000’s omitted)	Value

BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	$1,395	$1,469,539
CDCMT, Series 2005-CD1, Class AJ, 5.225%, 7/15/44(18)	3,650	3,719,664
CDCMT, Series 2006-CD2, Class A4, 5.298%, 1/15/46(18)	1,419	1,446,637
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,759	1,839,282
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,258	3,294,509
COMM, Series 2006-C7, Class AM, 5.776%, 6/10/46(18)	4,620	4,850,111
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	614	646,074
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	425,196
COMM, Series 2012-CR2, Class D, 4.858%, 8/15/45(9)(18)	1,650	1,771,230
COMM, Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	818,267
COMM, Series 2013-CR10, Class D, 4.794%, 8/10/46(9)(18)	1,700	1,688,823
COMM, Series 2014-KYO, Class D, 2.177%, 6/11/27(9)(18)	3,250	3,246,545
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,277,774
COMM, Series 2015-CR22, Class D, 4.266%, 3/10/48(9)(18)	3,000	2,742,048
COMM, Series 2015-LC19, Class C, 4.264%, 2/10/48(18)	775	805,476
CSMC, Series 2006-C3, Class A3, 5.807%, 6/15/38(18)	1,863	1,924,847
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	560	585,609
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(9)	977	995,007
ESA, Series 2013-ESH5, Class D5, 4.093%, 12/5/31(9)(18)	500	504,609
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(9)(18)	4,200	4,379,623
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(9)	2,400	2,476,348
JPMBB, Series 2014-C19, Class A2, 3.046%, 4/15/47	2,448	2,567,590
JPMBB, Series 2014-C19, Class D, 4.678%, 4/15/47(9)(18)	1,425	1,357,834
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(18)	1,000	971,881
JPMBB, Series 2014-C22, Class D, 4.562%, 9/15/47(9)(18)	2,500	2,387,713

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

JPMBB, Series 2014-C23, Class C, 4.461%, 9/15/47(18)	$500	$529,109
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(9)(18)	2,100	1,925,606
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(18)	2,413	2,427,638
JPMCC, Series 2005-LDP5, Class A4, 5.227%, 12/15/44(18)	1,683	1,702,281
JPMCC, Series 2005-LDP5, Class AJ, 5.348%, 12/15/44(18)	1,000	1,027,367
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(18)	2,037	2,079,887
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	1,721	1,785,886
JPMCC, Series 2006-LDP7, Class A4, 5.841%, 4/15/45(18)	3,990	4,125,468
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	2,213	2,307,999
JPMCC, Series 2006-LDP9, Class A3, 5.336%, 5/15/47	1,716	1,808,693
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	3,000	3,122,719
JPMCC, Series 2010-C2, Class D, 5.507%, 11/15/43(9)(18)	3,247	3,573,099
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(9)	3,750	4,084,871
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(9)	1,455	1,493,906
JPMCC, Series 2011-C5, Class D, 5.323%, 8/15/46(9(18)	3,000	3,259,116
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,104,188
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,142,873
JPMCC, Series 2014-DSTY, Class B, 3.771%, 6/10/27(9)	2,700	2,807,344
JPMCC, Series 2014-FBLU, Class D, 2.772%, 12/15/28(9)(18)	1,500	1,504,883
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	1,928	1,956,791
LB-UBS, Series 2006-C7, Class AM, 5.378%, 11/15/38	1,750	1,849,313
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	4,699	4,940,474
Motel 6, Series 2015-MTL6, Class D, 4.532%, 2/5/30(9)	2,500	2,536,111
MSBAM, Series 2014-C15, Class D, 4.898%, 4/15/47(9)(18)	2,450	2,438,679
MSC, Series 2003-T11, Class B, 5.502%, 6/13/41(18)	37	36,864

Security	Principal Amount (000’s omitted)	Value

MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	$3,698	$3,888,046
MSC, Series 2007-IQ15, Class A4, 5.909%, 6/11/49(18)	3,819	4,150,856
UBSC, Series 2011-C1, Class D, 5.888%, 1/10/45(9)(18)	2,850	3,268,732
UBSCM, Series 2012-C1, Class D, 5.543%, 5/10/45(9)(18)	3,000	3,169,326
WBCMT, Series 2004-C11, Class A5, 5.191%, 1/15/41(18)	169	169,623
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(18)	2,517	2,559,820
WBCMT, Series 2006-C24, Class A3, 5.558%, 3/15/45(18)	2,020	2,071,455
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(18)	2,703	2,806,688
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(18)	3,000	3,180,813
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	3,886	4,084,309
WFCM, Series 2013-LC12, Class D, 4.301%, 7/15/46(9)(18)	3,000	2,901,898
WF-RBS, Series 2012-C9, Class D, 4.803%, 11/15/45(9)(18)	2,750	2,794,764
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	660	686,550
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(9)(18)	3,000	2,888,727

Total Commercial Mortgage-Backed Securities (identified cost $155,709,562)		$158,172,752

Asset-Backed Securities — 3.1%

Security	Principal Amount (000’s omitted)	Value
AESOP, Series 2013-2A, Class B, 3.66%, 2/20/20(9)	$450	$452,151
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(9)	1,335	1,298,918
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(9)(13)	400	398,164
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(9)(13)	1,475	1,482,419
Apidos CLO XVII, Series 2014-17A, Class B, 3.107%, 4/17/26(9)(13)	750	734,552
Apidos CLO XVII, Series 2014-17A, Class C, 3.557%, 4/17/26(9)(13)	1,000	945,552
Apidos CLO XVII, Series 2014-17A, Class D, 5.007%, 4/17/26(9)(13)	1,000	885,196
ARP, Series 2014-SFR1, Class C, 2.527%, 9/17/31(9)(13)	3,000	3,036,303

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

CAH, Series 2014-1A, Class C, 2.027%, 5/17/31(9)(13)	$2,740	$2,739,507
CAH, Series 2014-1A, Class D, 2.40%, 5/17/31(9)(13)	500	500,402
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.007%, 7/17/19(9)(13)	500	492,431
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.907%, 4/21/25(9)(13)	3,100	3,049,907
DEFT, Series 2014-1, Class C, 1.80%, 6/22/20(9)	1,000	997,523
DNKN, Series 2015-1A, Class A2I, 3.262%, 2/20/45(9)	1,690	1,707,815
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(9)	2,090	2,102,055
EART, Series 2014-3A, Class A, 1.32%, 1/15/19(9)	3,999	3,997,825
FORDR, Series 2014-1, Class A, 2.26%, 11/15/25(9)	1,000	1,019,466
FORDR, Series 2014-1, Class B, 2.41%, 11/15/25(9)	1,600	1,615,430
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(9)	671	667,574
Invitation Homes Trust, Series 2013-SFR1, Class C, 2.10%, 12/17/30(9)(13)	1,251	1,251,089
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(9)(13)	1,001	1,001,069
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.777%, 6/17/31(9)(13)	2,461	2,496,273
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(9)	800	803,534
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(9)	1,815	1,819,390
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.007%, 7/17/25(9)(13)	1,075	1,053,161
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.607%, 7/17/25(9)(13)	1,075	1,024,800
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.757%, 7/17/25(9)(13)	1,300	1,150,817
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(9)	1,040	1,042,914
OMFIT, Series 2014-1A, Class B, 3.24%, 6/18/24(9)	1,200	1,211,459
OMFIT, Series 2015-1A, Class B, 3.85%, 3/18/26(9)	1,200	1,206,744
PROG, Series 2014-SFR1, Class C, 2.427%, 10/17/31(9)(13)	1,250	1,262,146
SBY, Series 2014-1, Class C, 2.223%, 9/17/31(9)(13)	2,700	2,714,260
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(9)	2,955	3,015,158
SDART, Series 2014-3, Class D, 2.65%, 8/17/20	3,400	3,396,158
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(9)	1,378	1,380,625
SRFC, Series 2014-2A, Class A, 2.05%, 6/20/31(9)	2,027	2,039,088
SRFC, Series 2015-1A, Class B, 3.05%, 3/22/32(9)	3,000	2,999,952

Total Asset-Backed Securities (identified cost $58,907,636)		$58,991,827

U.S. Government Agency Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Bank:
4.125%, 12/13/19(16)	$3,975	$4,452,847
5.25%, 12/9/22	9,000	10,999,647
5.375%, 5/15/19(16)	6,585	7,665,368

Total U.S. Government Agency Obligations (identified cost $21,511,315)		$23,117,862

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(22)	$25,000	$32,417,975

Total U.S. Treasury Obligations (identified cost $32,674,015)		$32,417,975

Common Stocks — 0.4%

Security	Shares	Value

Aerospace and Defense — 0.0%(4)
IAP Worldwide Services, LLC(3)(15)(23)	31	$33,618

		$33,618

Automotive — 0.1%
Dayco Products, LLC(15)	25,372	$945,107

		$945,107

Building and Development — 0.2%
Panolam Holdings Co.(3)(23)(24)	3,677	$3,228,994

		$3,228,994

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(3)(15)(23)	55,884	$22,912

		$22,912

Home Furnishings — 0.0%
Sanitec Europe Oy E Units(3)(15)(23)	25,787	$0

		$0

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(3)(15)(23)	46,819	$491,602
Tropicana Entertainment, Inc.(15)(23)	17,051	264,631

		$756,233

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Publishing — 0.1%
ION Media Networks, Inc.(3)(15)	5,187	$1,867,268
MediaNews Group, Inc.(3)(15)(23)	14,016	539,606

		$2,406,874

Utilities — 0.0%(4)
NRG Energy, Inc.	3,616	$91,087

		$91,087

Total Common Stocks (identified cost $3,825,942)		$7,484,825

Convertible Preferred Stocks — 0.1%

Security	Shares	Value

Business Equipment and Services — 0.1%
Education Management Corp., Series A-1, 7.50%(15)(23)	6,209	$422,988
Education Management Corp., Series A-2(15)(23)	17,604	203,912

		$626,900

Oil, Gas & Consumable Fuels — 0.0%(4)
Chesapeake Energy Corp., 4.50%	6,331	$555,324

		$555,324

Total Convertible Preferred Stocks (identified cost $1,291,104)		$1,182,224

Preferred Stocks — 0.3%

Security	Shares	Value

Banks and Thrifts — 0.3%
Banco Santander (Mexico), SA, 5.95% to 1/30/19(9)(11)	2,665	$2,856,044
Farm Credit Bank of Texas, 6.75% to 9/15/23(9)(11)	8,833	922,497
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(11)	525	506,831
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(11)	650	647,284

		$4,932,656

Real Estate Investment Trusts (REITs) — 0.0%(4)
American Realty Capital Properties, Inc., Series F, 6.70%	5,673	$133,883

		$133,883

Security	Shares	Value

Utilities — 0.0%(4)
AES Gener SA, 8.375% to 6/18/19(9)(11)	700	$786,843

		$786,843

Total Preferred Stocks (identified cost $5,781,771)		$5,853,382

Closed-End Funds — 1.1%

Security	Shares	Value
BlackRock Corporate High Yield Fund VI, Inc.	1,781,462	$19,881,116

Total Closed-End Funds (identified cost $22,102,386)		$19,881,116

Warrants — 0.0%(4)

Security	Shares	Value

Chemicals and Plastics — 0.0%
Foamex, Series B, Expires 12/31/15(3)(15)(23)	663	$0

		$0

Food Products — 0.0%(4)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(3)(23)	1,745	$17

		$17

Total Warrants (identified cost $0)		$17

Miscellaneous — 0.0%(4)

Security	Principal Amount/ Shares	Value

Cable and Satellite Television — 0.0%(4)
Adelphia, Inc., Escrow Certificate(23)	300,000	$2,625
Adelphia, Inc., Escrow Certificate(23)	2,500,000	21,875

		$24,500

Lodging and Casinos — 0.0%(4)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(3)(9)(23)	$891,605	$13,374

		$13,374

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Oil and Gas — 0.0%(4)
SemGroup Corp., Escrow Certificate(23)	6,135,000	$15,338

		$15,338

Utilities — 0.0%(4)
EME Reorganization Trust(23)	1,099,749	$43,990

		$43,990

Total Miscellaneous (identified cost $203,413)		$97,202

Interest Rate Swaptions Purchased — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17	$52,500	$143,535

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$143,535

Short-Term Investments — 1.6%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(25)			$29,796	$29,795,838

Total Short-Term Investments (identified cost $29,795,838)				$29,795,838

Total Investments — 161.3% (identified cost $3,014,588,657)				$3,035,195,319

Interest Rate Swaptions Written — (0.0)%(4)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank, N.A.	2/28/17	$(52,500)	$(143,535)

Total Interest Rate Swaptions Written (premiums received $2,031,750)				$(143,535)

Other Assets, Less Liabilities — (47.1)%				$(886,434,411)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.2)%				$(266,629,053)

Net Assets Applicable to Common Shares — 100.0%				$1,881,988,320

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ACRE	–	Americold LLC Trust
AESOP	–	Avis Budget Rental Car Funding LLC
AH4R	–	American Homes 4 Rent
ARP	–	American Residential Properties Trust
BACM	–	Banc of America Commercial Mortgage Trust
BAMLL	–	Banc of America Merrill Lynch Large Loan, Inc.
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CAH	–	Colony American Homes
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DEFT	–	Dell Equipment Finance Trust
DNKN	–	DB Master Finance LLC
DROT	–	Diamond Resorts Owner Trust
EART	–	Exeter Automobile Receivables Trust
ESA	–	Extended Stay America Trust
FORDR	–	Ford Credit Auto Owner Trust
HGVT	–	Hilton Grand Vacations Trust
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
LB-UBS	–	LB-UBS Commercial Mortgage Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MSBAM	–	Morgan Stanley Bank of America Merrill Lynch Trust
MSC	–	Morgan Stanley Capital I Trust
OMFIT	–	OneMain Financial Issuance Trust
PIK	–	Payment In Kind
PROG	–	Progress Residential Trust
SBY	–	Silver Bay Realty Trust

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Portfolio of Investments — continued

SCFT	–	SpringCastle Funding Trust
SDART	–	Santander Drive Auto Receivables Trust
SRFC	–	Sierra Receivables Funding Co., LLC
UBSC	–	UBS-Citigroup Commercial Mortgage Trust
UBSCM	–	UBS Commercial Mortgage Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after March 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	The issuer is in default on the payment of principal but continues to pay interest.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $638,789,925 or 33.9% of the Fund’s net assets. applicable to common shares.

(10)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.
(12)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2015, the aggregate value of these securities is $3,856,925 or 0.2% of the Fund’s net assets. applicable to common shares.

(13)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2015.

(14)	When-issued security.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(17)	Adjustable rate mortgage security. Rate shown is the rate at March 31, 2015.

(18)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2015.

(19)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2015.

(20)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(21)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(22)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(23)	Non-income producing security.

(24)	Restricted security (see Note 7).

(25)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015.

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Statement of Assets and Liabilities

Assets	March 31, 2015
Unaffiliated investments, at value (identified cost, $2,984,792,819)	$3,005,399,481
Affiliated investment, at value (identified cost, $29,795,838)	29,795,838
Cash	12,260,110
Restricted cash*	831,978
Foreign currency, at value (identified cost, $3,575,885)	3,542,940
Interest and dividends receivable	27,348,260
Interest receivable from affiliated investment	4,291
Receivable for investments sold	21,010,431
Receivable for open forward foreign currency exchange contracts	1,625,335
Tax reclaims receivable	4,139
Prepaid upfront fees on notes payable	959,020
Prepaid expenses	40,881
Total assets	$3,102,822,704

Liabilities
Notes payable	$803,200,000
Cash collateral due to broker	320,000
Payable for reverse repurchase agreements, including accrued interest of $18,755	127,300,854
Written swaptions outstanding, at value (premiums received, $2,031,750)	143,535
Payable for investments purchased	15,748,913
Payable for when-issued securities	4,249,837
Payable for variation margin on open financial futures contracts	138,594
Payable for open forward foreign currency exchange contracts	8,646
Payable to affiliates:
Investment adviser fee	1,952,804
Accrued expenses	1,142,148
Total liabilities	$954,205,331
Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,629,053
Net assets applicable to common shares	$1,881,988,320

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 117,547,018 shares issued and outstanding	$1,175,470
Additional paid-in capital	2,145,887,859
Accumulated net realized loss	(288,538,396)
Net unrealized appreciation	23,463,387
Net assets applicable to common shares	$1,881,988,320

Net Asset Value Per Common Share
($1,881,988,320 ÷ 117,547,018 common shares issued and outstanding)	$16.01

*	Represents restricted cash on deposit at the custodian and the brokers for open derivative contracts and reverse repurchase agreements.

39	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Statement of Operations

Investment Income	Year Ended March 31, 2015
Interest and other income (net of foreign taxes $603)	$155,678,021
Dividends	3,002,167
Interest allocated from affiliated investment	45,001
Expenses allocated from affiliated investment	(5,786)
Total investment income	$158,719,403

Expenses
Investment adviser fee	$23,460,119
Trustees’ fees and expenses	68,000
Custodian fee	865,943
Transfer and dividend disbursing agent fees	19,186
Legal and accounting services	322,397
Printing and postage	413,864
Interest expense and fees	10,294,940
Preferred shares service fee	392,463
Miscellaneous	173,282
Total expenses	$36,010,194
Deduct —
Reduction of custodian fee	$290
Total expense reductions	$290

Net expenses	$36,009,904

Net investment income	$122,709,499

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$14,432,426
Investment transactions allocated from affiliated investment	299
Financial futures contracts	(2,622,481)
Swap contracts	165,929
Foreign currency and forward foreign currency exchange contract transactions	8,797,686
Net realized gain	$20,773,859
Change in unrealized appreciation (depreciation) —
Investments	$(70,907,745)
Written swaptions	1,058,872
Financial futures contracts	(826,593)
Foreign currency and forward foreign currency exchange contracts	2,173,341
Net change in unrealized appreciation (depreciation)	$(68,502,125)

Net realized and unrealized loss	$(47,728,266)

Distributions to preferred shareholders
From net investment income	$(357,993)

Net increase in net assets from operations	$74,623,240

40	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$122,709,499	$119,684,666
Net realized gain from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	20,773,859	12,591,992
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(68,502,125)	(19,178,834)
Distributions to preferred shareholders —
From net investment income	(357,993)	(311,324)
Net increase in net assets from operations	$74,623,240	$112,786,500
Distributions to common shareholders —
From net investment income	$(140,697,182)	$(138,510,416)
Tax return of capital	(2,757,200)	(4,937,999)
Total distributions to common shareholders	$(143,454,382)	$(143,448,415)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$663,888
Net increase in net assets from capital share transactions	$—	$663,888

Net decrease in net assets	$(68,831,142)	$(29,998,027)

Net Assets Applicable to Common Shares
At beginning of year	$1,950,819,462	$1,980,817,489
At end of year	$1,881,988,320	$1,950,819,462

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of year	$—	$(232,187)

41	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended March 31, 2015
Net increase in net assets from operations	$74,623,240
Distributions to preferred shareholders	357,993
Net increase in net assets from operations excluding distributions to preferred shareholders	$74,981,233
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,097,016,453)
Investments sold and principal repayments	1,095,040,415
Increase in short-term investments, net	(14,272,578)
Net amortization/accretion of premium (discount)	32,951,692
Amortization of prepaid upfront fees on notes payable	40,980
Decrease in restricted cash	887,247
Decrease in interest and dividends receivable	2,942,863
Increase in interest receivable from affiliated investment	(1,934)
Decrease in receivable for variation margin on open financial futures contracts	1,406
Increase in receivable for open forward foreign currency exchange contracts	(1,621,821)
Increase in tax reclaims receivable	(3,184)
Decrease in prepaid expenses	3,688
Increase in cash collateral due to broker	320,000
Decrease in written swaptions outstanding	(1,058,872)
Increase in payable for variation margin on open financial futures contracts	138,594
Decrease in payable for open forward foreign currency exchange contracts	(423,014)
Decrease in payable to affiliate for investment adviser fee	(59,393)
Decrease in accrued expenses	(40,267)
Increase in accrued interest on reverse repurchase agreements	8,025
Decrease in unfunded loan commitments	(616,267)
Net change in unrealized (appreciation) depreciation from investments	70,907,745
Net realized gain from investments	(14,432,426)
Net cash provided by operating activities	$148,677,679

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(143,456,701)
Cash distributions paid to preferred shareholders	(357,535)
Payment of prepaid upfront fees on notes payable	(1,000,000)
Proceeds from notes payable	85,000,000
Repayment of notes payable	(110,000,000)
Proceeds from reverse repurchase agreements, net	9,562,099
Net cash used in financing activities	$(160,252,137)

Net decrease in cash*	$(11,574,458)

Cash at beginning of year(1)	$27,377,508

Cash at end of year(1)	$15,803,050

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and reverse repurchase agreements	$11,307,756

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(31,730).

(1)	Balance includes foreign currency, at value.

42	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Year Ended March 31,			Period Ended March 31, 2012(1)		Year Ended April 30,
	2015	2014	2013			2011	2010
Net asset value — Beginning of period (Common shares)	$16.600	$16.860	$16.550	$17.060		$16.630	$12.960

Income (Loss) From Operations
Net investment income(2)	$1.044	$1.018	$1.041	$1.007		$1.118	$1.213
Net realized and unrealized gain (loss)	(0.411)	(0.055)	0.516	(0.368)		0.697	3.809
Distributions to preferred shareholders
From net investment income(2)	(0.003)	(0.003)	(0.004)	(0.003)		(0.007)	(0.007)

Total income from operations	$0.630	$0.960	$1.553	$0.636		$1.808	$5.015

Less Distributions to Common Shareholders
From net investment income	$(1.197)	$(1.178)	$(1.210)	$(1.103)		$(1.319)	$(1.345)
Tax return of capital	(0.023)	(0.042)	(0.033)	(0.043)		(0.059)	—

Total distributions to common shareholders	$(1.220)	$(1.220)	$(1.243)	$(1.146)		$(1.378)	$(1.345)

Net asset value — End of period (Common shares)	$16.010	$16.600	$16.860	$16.550		$17.060	$16.630

Market value — End of period (Common shares)	$14.390	$15.250	$17.100	$16.050		$16.080	$16.600

Total Investment Return on Net Asset Value(3)	4.73%	6.50%	9.80%	4.44	%(4)	11.68%	40.73%

Total Investment Return on Market Value(3)	2.47%	(3.53)%	14.83%	7.40	%(4)	5.52%	57.21%

43	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Year Ended March 31,			Period Ended March 31, 2012(1)		Year Ended April 30,
Ratios/Supplemental Data	2015	2014	2013			2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$1,881,988	$1,950,819	$1,980,817	$1,941,504		$2,001,368	$1,950,179
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.35%	1.27%	1.16%	1.19	%(7)	1.15%	1.02%
Interest and fee expense(8)	0.54%	0.44%	0.44%	0.52	%(7)	0.61%	1.04%
Total expenses	1.89%	1.71%	1.60%	1.71	%(7)	1.76%	2.06%
Net investment income	6.44%	6.16%	6.25%	6.68	%(7)	6.73%	7.90%
Portfolio Turnover	35%	37%	46%	42	%(4)	46%	46%
Senior Securities:
Total notes payable outstanding (in 000’s)	$803,200	$828,200	$496,200	$439,200		$418,200	$526,200
Asset coverage per $1,000 of notes payable(9)	$3,675	$3,677	$5,529	$6,028		$6,423	$5,213
Total preferred shares outstanding	10,665	10,665	10,665	10,665		10,665	10,665
Asset coverage per preferred share(10)	$68,979	$69,546	$89,917	$93,767		$98,061	$86,494
Involuntary liquidation preference per preferred share(11)	$25,000	$25,000	$25,000	$25,000		$25,000	$25,000
Approximate market value per preferred share(11)	$25,000	$25,000	$25,000	$25,000		$25,000	$25,000

(1)	For the eleven months ended March 31, 2012. The Fund changed its fiscal year-end from April 30 to March 31.

(2)	Computed using average common shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s APS (see Note 9), and the reverse repurchase agreements (see Note 10).

(9)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 276%, 278%, 360%, 375%, 392% and 346% at March 31, 2015, 2014, 2013 and 2012 and at April 30, 2011 and 2010, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Year Ended March 31,			Period Ended March 31, 2012	Year Ended April 30,
	2015	2014	2013		2011	2010
Expenses excluding interest and fees	0.86%	0.86%	0.85%	0.86%	0.83%	0.69%
Interest and fee expense	0.34%	0.30%	0.32%	0.38%	0.44%	0.70%
Total expenses	1.20%	1.16%	1.17%	1.24%	1.27%	1.39%
Net investment income	4.10%	4.16%	4.57%	4.82%	4.85%	5.31%

44	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect

45

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements — continued

market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

46

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements — continued

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of of centrally cleared swaps) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Swaptions — A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

N  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

47

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements — continued

O  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

P  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

Q  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of March 31, 2015 is as follows:

APS Issued and Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are

48

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements — continued

recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at March 31, 2015, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	APS Dividend Rates at March 31, 2015	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.14%	$70,334	0.13%	0.06–0.23
Series B	0.12	74,256	0.14	0.08–0.23
Series C	0.14	70,459	0.13	0.08–0.23
Series D	0.14	70,538	0.13	0.08–0.20
Series E	0.14	72,406	0.14	0.08–0.23

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of March 31, 2015.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2015 and March 31, 2014 was as follows:

	Year Ended March 31,
	2015	2014

Distributions declared from:
Ordinary income	$141,055,175	$138,821,740
Tax return of capital	$2,757,200	$4,937,999

During the year ended March 31, 2015, accumulated net realized loss was increased by $4,378,772, accumulated distributions in excess of net investment income was decreased by $18,577,863 and paid-in capital was decreased by $14,199,091 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for paydown gain (loss), premium amortization, tax straddles, defaulted bond interest, investments in partnerships, swap contracts, accretion of market discount and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforwards and deferred capital losses	$(266,939,878)
Net unrealized appreciation	$1,864,869

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, futures contracts, investments in partnerships, accretion of market discount and premium amortization.

At March 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $244,070,985 and deferred capital losses of $22,868,893, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2016 ($42,273,076), March 31, 2017 ($112,795,908), March 31, 2018 ($67,565,640) and March 31, 2019 ($21,436,361) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used

49

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements — continued

prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2015, $22,868,893 are long-term.

Included in the amounts above are capital loss carryforwards of $40,573,851 as a result of reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,036,838,104

Gross unrealized appreciation	$70,488,417
Gross unrealized depreciation	(72,131,202)

Net unrealized depreciation	$(1,642,785)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the year ended March 31, 2015, the Fund’s investment adviser fee amounted to $23,460,119. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the year ended March 31, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$910,424,266	$918,839,044
U.S. Government and Agency Securities	164,551,482	186,392,172

	$1,074,975,748	$1,105,231,216

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the year ended March 31, 2015. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the year ended March 31, 2014 were 39,354.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the years ended March 31, 2015 and March 31, 2014.

7  Restricted Securities

At March 31, 2015, the Fund owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable

50

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements — continued

under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	3,677	$2,020,511	$3,228,994

Total Restricted Securities			$2,020,511	$3,228,994

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts, swap contracts and written swaptions and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written swaptions at March 31, 2015, is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at March 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/29/15	British Pound Sterling 5,177,731	United States Dollar 8,016,733	JPMorgan Chase Bank, N.A.	$339,075	$—	$339,075
5/29/15	Canadian Dollar 3,109,764	United States Dollar 2,485,993	State Street Bank and Trust Company	32,598	—	32,598
5/29/15	Euro 250,365	United States Dollar 272,522	Citibank, N.A.	3,114	—	3,114
5/29/15	Euro 20,290,456	United States Dollar 23,063,654	Goldman Sachs International	1,229,858	—	1,229,858
5/29/15	Euro 522,375	United States Dollar 553,462	HSBC Bank USA, N.A.	—	(8,646)	(8,646)
6/30/15	British Pound Sterling 5,305,240	United States Dollar 7,885,709	Goldman Sachs International	20,690	—	20,690

				$1,625,335	$(8,646)	$1,616,689

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

6/15	165 U.S. 2-Year Treasury Note	Short	$(36,048,313)	$(36,160,782)	$(112,469)
6/15	245 U.S. 5-Year Treasury Note	Short	(29,191,306)	(29,451,680)	(260,374)
6/15	210 U.S. 10-Year Treasury Note	Short	(26,792,227)	(27,070,313)	(278,086)

					$(650,929)

51

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements — continued

There was no written swaptions activity for the year ended March 31, 2015.

At March 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk:  During the year ended March 31, 2015, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk:  The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk:  The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into forward foreign currency exchange contracts and written swaptions that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $152,181. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $159,978 at March 31, 2015.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Fund is not subject to counterparty credit risk with respect to its written swaptions as the Fund, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at March 31, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at March 31, 2015.

52

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$1,625,335	(1)	$(8,646	)(2)
Interest Rate	Financial futures contracts	—		(650,929	)(3)
Interest Rate	Interest rate swaptions purchased	143,535	(4)	—
Interest Rate	Interest rate swaptions written	—		(143,535	)(5)

Total		$1,768,870		$(803,110)

Derivatives not subject to master netting or similar agreements		$—		$(650,929)

Total Derivatives subject to master netting or similar agreements		$1,768,870		$(152,181)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

(4)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(5)	Statement of Assets and Liabilities location: Written swaptions outstanding, at value.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of March 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$3,114	$(3,114)	$—	$—	$—
Credit Suisse International	143,535	—	(143,535)	—	—
Goldman Sachs International	1,250,548	—	(1,250,548)	—	—
JPMorgan Chase Bank, N.A.	339,075	—	—	(320,000)	19,075
State Street Bank and Trust Company	32,598	—	(8,983)	—	23,615

	$1,768,870	$(3,114)	$(1,403,066)	$(320,000)	$42,690

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(143,535)	$3,114	$—	$140,421	$—
HSBC Bank USA, N.A.	(8,646)	—	—	—	(8,646)

	$(152,181)	$3,114	$—	$140,421	$(8,646)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

53

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements — continued

Information with respect to reverse repurchase agreements at March 31, 2015 is included at Note 10.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended March 31, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$165,929	$—
Foreign Exchange	Forward foreign currency exchange contracts	9,308,840	2,044,835
Interest Rate	Financial futures contracts	(2,622,481)	(826,593)
Interest Rate	Interest rate swaptions purchased	—	(1,058,872)
Interest Rate	Interest rate swaptions written	—	1,058,872

Total		$6,852,288	$1,218,242

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts, Foreign currency and forward foreign currency exchange contract transactions and Financial futures contracts, respectively.

(2)

Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts, Financial futures contracts, Investments and Written swaptions, respectively.

The average notional amounts of derivative contracts outstanding during the year ended March 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$85,214,000	$66,209,000	$52,500,000	$2,292,000

9  Revolving Credit and Security Agreement

Effective March 17, 2015, the Fund renewed its Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to a limit of $1 billion. The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Fund should the conduits be unable to place their commercial paper. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 15, 2016, the Fund pays a program fee of 0.67% (0.80% prior to March 17, 2015) per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the Fund’s outstanding borrowings are equal to or less than 50% of the borrowing limit) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the year ended March 31, 2015, totaled $8,155,777 and are included in interest expense and fees on the Statement of Operations. The Fund also paid a renewal fee of $1,000,000, which is being amortized to interest expense over a period of one year through March 2016. The unamortized balance at March 31, 2015 is approximately $959,000 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At March 31, 2015, the Fund had borrowings outstanding under the Agreement of $803,200,000 at an interest rate of 0.22%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at March 31, 2015 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at March 31, 2015. For the year ended March 31, 2015, the average borrowings under the Agreement and the average interest rate (excluding fees) were $823,090,410 and 0.21%, respectively.

54

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements — continued

10  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of March 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid	Principal Amount	Value Including Accrued Interest

Bank of America	3/2/15	4/2/15	0.35%	$59,711,532	$59,728,948
KGS Alpha Capital	3/30/15	4/20/15	0.34	53,511,749	53,512,760
KGS Alpha Capital	3/30/15	4/20/15	0.42	14,058,818	14,059,146

For the year ended March 31, 2015, the average borrowings under reverse repurchase agreements and the average annual interest rate were $127,951,637 and 0.31%, respectively. The reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. At March 31, 2015, the market value of securities and cash pledged for the benefit of counterparties for reverse repurchase agreements, which exceeded the amount of borrowings by counterparty, was $132,508,994. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at March 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at March 31, 2015.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

55

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Notes to Financial Statements — continued

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests	$—	$1,052,100,227	$319,025	$1,052,419,252
Corporate Bonds & Notes	—	1,138,379,171	47,709	1,138,426,880
Foreign Government Agency Bonds	—	900,387	—	900,387
Foreign Government Securities	—	1,074,315	—	1,074,315
Mortgage Pass-Throughs	—	290,606,077	—	290,606,077
Collateralized Mortgage Obligations	—	214,629,853	—	214,629,853
Commercial Mortgage-Backed Securities	—	158,172,752	—	158,172,752
Asset-Backed Securities	—	58,991,827	—	58,991,827
U.S. Government Agency Obligations	—	23,117,862	—	23,117,862
U.S. Treasury Obligations	—	32,417,975	—	32,417,975
Common Stocks	355,718	945,107	6,184,000	7,484,825
Convertible Preferred Stocks	555,324	626,900	—	1,182,224
Preferred Stocks	133,883	5,719,499	—	5,853,382
Closed-End Funds	19,881,116	—	—	19,881,116
Warrants	—	—	17	17
Miscellaneous	43,990	39,838	13,374	97,202
Interest Rate Swaptions Purchased	—	143,535	—	143,535
Short-Term Investments	—	29,795,838	—	29,795,838

Total Investments	$20,970,031	$3,007,661,163	$6,564,125	$3,035,195,319

Forward Foreign Currency Exchange Contracts	$—	$1,625,335	$—	$1,625,335

Total	$20,970,031	$3,009,286,498	$6,564,125	$3,036,820,654

Liability Description

Interest Rate Swaptions Written	$—	$(143,535)	$—	$(143,535)
Forward Foreign Currency Exchange Contracts	—	(8,646)	—	(8,646)
Futures Contracts	(650,929)	—	—	(650,929)

Total	$(650,929)	$(152,181)	$—	$(803,110)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2015 is not presented.

At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

56

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Limited Duration Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Limited Duration Income Fund (the “Fund”), including the portfolio of investments, as of March 31, 2015, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of March 31, 2015, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Limited Duration Income Fund as of March 31, 2015, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 19, 2015

57

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal year ended March 31, 2015, the Fund designates approximately $2,344,147 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 0.43% qualifies for the corporate dividends received deduction.

58

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on January 22, 2015. George J. Gorman, Ronald A. Pearlman and Helen Frame Peters were elected Class III Trustees of the Fund for a three-year term expiring in 2018. Mr. Verni had been nominated for election by the holders of the Fund’s APS. Due to the lack of quorum of APS, the Fund was unable to act on the election of Mr. Verni. Accordingly, Mr. Verni will remain in office and continue to serve as Trustee of the Fund until his successor is elected and qualified.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
George J. Gorman	101,959,016	2,065,734
Ronald A. Pearlman	101,604,198	2,420,552
Helen Frame Peters	101,740,304	2,284,446

Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
Ralph F. Verni	2,150	243

59

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Dividend Reinvestment Plan

The Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company, LLC (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

60

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account:

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Limited Duration Income Fund

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2015, Fund records indicate that there are 93 registered shareholders and approximately 85,053 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbol

The NYSE MKT symbol is EVV.

61

Eaton Vance

Limited Duration Income Fund

March 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Limited Duration Income Fund (the Fund) are responsible for the overall management and supervision of the Fund’s affairs. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Fund, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Fund	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2017. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Fund.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class I Trustee	Until 2016. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Class I Trustee	Until 2016. Trustee since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Class III Trustee	Until 2018. Trustee since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Class I Trustee	Until 2016. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park(A) 1947	Class II Trustee	Until 2017(5). Trustee since 2003.

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

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Eaton Vance

Limited Duration Income Fund

March 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Fund	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Class III Trustee	Until 2018. Trustee since 2003.

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Class III Trustee	Until 2018. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(4) 1957	Class III Trustee	Until 2018. Trustee since 2015.

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

Harriett Tee Taggart 1948	Class II Trustee	Until 2017. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairman of the Board and Class III Trustee	Until 2018(6). Trustee since 2005 and Chairman since 2007.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Fund	Officer Since(7)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	Since 2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Since 2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and

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Eaton Vance

Limited Duration Income Fund

March 31, 2015

Management and Organization — continued

terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(5)	Due to a lack of quorum of APS, the Fund was unable to act on election of Mr. Park. Accordingly, Mr. Park will remain in office and continue to serve as Trustee of the Fund.
(6)	Due to a lack of quorum of APS, the Fund was unable to act on election of Mr. Verni. Accordingly, Mr. Verni will remain in office and continue to serve as Trustee of the Fund.
(7)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

(A)	APS Trustee.

64

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

1856 3.31.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended March 31, 2014 and March 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	3/31/14	3/31/15
Audit Fees	$103,940	$120,940
Audit-Related Fees(1)	$0	$18,000
Tax Fees(2)	$19,730	$20,880
All Other Fees(3)	$0	$0

Total	$123,670	$159,820

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s revolving credit and security agreement
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended March 31, 2014 and March 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	3/31/14	3/31/15
Registrant	$19,730	$38,880
Eaton Vance(1)	$394,075	$76,000

(1)	The Investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Cynthia E. Frost, Ronald A. Pearlman and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Catherine C. McDermott, Scott H. Page, Eric A. Stein, Payson F. Swaffield, Andrew Szczurowski and Michael W. Weilheimer and other Eaton Vance Management (“EVM” or “Eaton Vance”) investment professionals comprise the investment team responsible for the overall management of the Fund’s investments as well as allocations of the Fund’s assets between common and preferred stocks. Ms. McDermott and Messrs. Page, Stein, Swaffield, Szczurowski and Weilheimer are the portfolio managers responsible for the day-to-day management of specific segments of the Fund’s investment portfolio.

Ms. McDermott has been an EVM portfolio manager since 2008. Mr. Page has been an EVM portfolio manager since 1996 and is Co-Director of EVM’s Bank Loan Investment Group. Mr. Stein has been an EVM portfolio manager since 2009 and is Co-Director of EVM’s Global Income Group. Mr. Swaffield has been an EVM portfolio manager since 1996 and is Chief Income Investment Officer. Mr. Szczurowski has been an analyst since 2008 and an EVM portfolio manager since 2011. Mr. Weilheimer has been an EVM portfolio manager since 1996 and is Director of EVM’s High Yield Investments Group. Ms. McDermott and Messrs. Page, Stein, Swaffield, Szczurowski and Weilheimer are Vice Presidents of EVM. This information is provided as of the date of filing of this report.

The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts		Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Catherine C. McDermott
Registered Investment Companies	2	$3,469.6		0	$0
Other Pooled Investment Vehicles	0	$0		0	$0
Other Accounts	0	$0		0	$0

Scott H. Page
Registered Investment Companies	14	$28,297.0	(3)	0	$0
Other Pooled Investment Vehicles	11	$10,489.1	(4)	1	$127.3
Other Accounts	7	$2,723.3		0	$0

Eric A. Stein(1)
Registered Investment Companies	15	$20,204.2		0	$0
Other Pooled Investment Vehicles	3	$431.6		1	$20.4
Other Accounts	0	$0		0	$0

Payson F. Swaffield
Registered Investment Companies	2	$3,469.6		0	$0
Other Pooled Investment Vehicles	0	$0		0	$0
Other Accounts	0	$0		0	$0

Andrew Szczurowski(1)
Registered Investment Companies	6	$7,043.4		0	$0
Other Pooled Investment Vehicles	1	$377.5		0	$0
Other Accounts	0	$0		0	$0

Michael W. Weilheimer(2)
Registered Investment Companies	5	$9,289.1	0	$0
Other Pooled Investment Vehicles	4	$552.7	0	$0
Other Accounts	7	$445.3	0	$0

(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and pooled investment vehicles that invest or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(3)	This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.
(4)	Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets either in a registered investment company or in a separate pooled investment vehicle managed by this portfolio manager or another Eaton Vance portfolio manager.

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of the Fund’s most recent fiscal year end.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund
Catherine C. McDermott	None
Scott H. Page	$100,001 - $500,000
Eric A. Stein	$1 - $10,000
Payson F. Swaffield	$100,001 - $500,000
Andrew Szczurowski	None
Michael W. Weilheimer	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 18, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 18, 2015